UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (FOR REORGANIZATION OF THE RISA FUND INTO THE CALVERT GROUP
                                SOUTH AFRICA FUND


[ X ] PRE-EFFECTIVE AMENDMENT  NO. 5  [  ]  POST-EFFECTIVE  AMENDMENT  NO.__


                        (Check appropriate box or boxes)

Calvert Impact Fund, Inc.                                    Telephone  Number
(Exact  Name  of  Registrant  as  Specified  in Charter)     301-951-4800


Address  of  Principal  Executive Offices        Approx. Date of Proposed
Public
4550 Montgomery Ave.,  Suite 100N             Offering: March 29, 2001 (Date
Bethesda,  MD  20814                          of  Reorganization)


                     Name and Address of Agent for Service:
                           William M. Tartikoff, Esq.
                               Calvert Group, Ltd.
                        4550 Montgomery Ave. Suite 1000N
                               Bethesda, MD 20814


Per Rule 481(a) of the 1933 Securities Act, please note that the registration statement for the Calvert South Africa Fund shall be offered to the public on March 23, 2001.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission may determine.

February __,  2001

Dear  Shareholder,

I am writing to inform you of the upcoming special meeting of shareholders of The RISA Fund, and to request that you take a few minutes to read the enclosed material and to mail back the proxy voting card.

You are being asked to vote on a proposal to exchange the assets of The RISA Fund for shares of equal value in the newly formed Calvert South Africa Fund, a series of Calvert Impact Fund, Inc. The Board of Trustees of Harvest Funds, including myself, believe this change is in the best interests of The RISA Fund, and you, as its shareholders.

We believe that the merger is in everyone's best interests as Calvert has long standing ties to South Africa and it is important to manifest visible support for the continuing transformation of South Africa. Selecting RISA Investment Advisers as a partner gives Calvert immediate access to a creative, socially screened product with one year of out-performance against its benchmark and a relationship with African Harvest, the premiere multi-racial investment firm in South Africa.

Regardless of the number of shares you own, it is important that you take the time to read the enclosed proxy, and complete and mail your voting card as soon as you can. A postage paid envelope is enclosed. If shareholders do not return their proxies, the Fund may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. The Q & A that follows will assist you in understanding the proposal; however, if we may be of any assistance, please call us at 888-301-7472.

Sincerely,




Sam  Folin

President

NOTICE  OF  SPECIAL  MEETING  OF  SHAREHOLDERS
To  be  held  on  March  29,  2001


NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of The RISA Fund will be held at RISA Investment Advisers' Offices at 225 South 15th Street, Suite 930, Philadelphia, Pennsylvania, at 9:00 a.m. on March 29, 2001, for the following purposes:

I. To consider and act on an Agreement and Plan of Reorganization, dated February 6, 2001, providing for the transfer of substantially all of the assets of The RISA Fund, a series of Harvest Funds, and the assumption of certain identified liabilities of The RISA Fund by the Calvert South Africa Fund, a series of Calvert Impact Fund, Inc., in exchange for shares of equal value of the Calvert South Africa Fund.

II. To transact any other business that may properly come before the meeting or any adjournment or adjournments thereof.

Shareholders of record at the close of business on February 7, 2001, are entitled to notice of and to vote at this meeting or any adjournment thereof.

By  Order  of  the  Board  of  Trustees,




Marie  Levinsky
Secretary

February  __,  2001














Please execute the enclosed proxy and return it promptly in the enclosed envelope, thus enabling the Fund to avoid unnecessary expense and delay. Your vote is extremely important, no matter how large or small your holdings may be. The proxy is revocable and will not affect your right to vote in person if you attend the Special Meeting.

IMPORTANT  NOTICE  TO  RISA  FUND  SHAREHOLDERS

QUESTIONS  &  ANSWERS

Please read the complete text of the enclosed Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the matters to be voted upon. Your vote is important. If you have any questions regarding the proposal, please call us at 888-301-7472. We appreciate you investing with RISA, and look forward to a continuing relationship with you through the Calvert South Africa Fund.

Q.     Why  am  I  receiving  a  proxy  statement?

A. Harvest Funds is seeking your approval of a reorganization of the shares of its series - The RISA Fund - into the newly formed Calvert South Africa Fund.

Q.     What  are  the  effects  of  this  reorganization?

A. The reorganization will affect The RISA Fund in that all of its assets will be transferred to the Calvert South Africa Fund. In turn, you will receive shares of the Calvert South Africa Fund.

     The reorganization is expected to provide an opportunity for your fund to attract more assets from investors. The fund would benefit from Calvert Group's marketing capabilities and established distribution channels which would provide access to a large number of socially conscious investors. As part of the Calvert family of funds, the Fund would be more competitive since it is anticipated that it would incur lower administrative and operational expenses as a result of efficiencies of scale. Additionally, shareholders of the Calvert South Africa Fund would benefit from enhanced shareholder services and exchange privileges.

     At the same time as this proposed transaction, the Board of Directors of the Calvert New Africa Fund (a Calvert Fund with a pan-African focus) will be soliciting its shareholders to also merge into the Calvert South Africa Fund.

Q.     Is  there  a  change  in  the  management  of  the  Fund?

A. Yes and No. The investment adviser of the Calvert South Africa Fund will be Calvert Asset Management Company, Inc. and the investment sub-advisers jointly will be RISA Investment Advisers, LLC and African Harvest Asset Managers (Proprietary) Limited, which manage The RISA Fund now, so that actual portfolio management of the Fund will not change. Calvert will assume responsibility for fund operations and oversight of management of the Calvert South Africa Fund, while RISA Investment Advisers and African Harvest will continue to be responsible for social screening and for choosing the securities to buy and sell.

Q.     Are  there  differences  in the investment objective of The RISA Fund and
the  Calvert  South          Africa  Fund?

A.     No,  the  investment  objectives  are  identical.

Q. Will the same social criteria still apply to investments held by Calvert South Africa Fund?

A. The Labor Research Service of South Africa will continue to research and monitor the companies that comprise the universe of New South Africa Companies, applying the same social criteria as currently applied to The RISA Fund. In addition, the Calvert South Africa Fund will also apply a new Indigenous Peoples Rights criterion for "New South Africa Companies".

Q. How do the expense structures and fees of the funds compare? Is there a benefit to me?

A. It is anticipated that current shareholder expenses (before reimbursements and fee waivers) will actually decrease. The following table reflects the current expense structure for The RISA Fund and the estimated expense structure for the Calvert South Africa Fund, expressed as a percentage of average annual net assets:

                         The  RISA               Calvert  South
                         Fund                    Africa  Fund  (Class  A)
     Management  fees          1.25%                    1.05%
     Advisor's  fees               0.70%                    0.25%
     Subadvisors'  fees          0.55%                    0.80%
     Administrative  fees              -                    0.20%
     12b-1/Distribution          0.25%                    0.25%
     Other  Expenses          33.68%               2.21%
     Total  Operating
          Expenses          35.18%               3.71%
     Fee  Waivers  and
          Reimbursement     33.18%               1.46%
     Net  Expenses               2.00%                    2.25%


     The "Current Other Expenses" for The RISA Fund are based on Fiscal Year 2000 audited numbers. The advisory and administrative fees are based on the respective management contracts. Calvert, RISA Investment Advisers and African Harvest have agreed to waive fees and/or reimburse expenses to maintain a maximum 2.25% expense ratio for Class A in the first year after the date of the reorganization (net of any expense offset arrangements), if necessary. While they are not legally obligated to do so thereafter, they have no plans to change this reimbursement feature.

Q.     Will  I  have  to  pay  a sales load fee if I purchase additional Class A
shares  of  the  Calvert  South          Africa  Fund?

A. No. Present accounts of shareholders in The RISA Fund that become shareholder accounts of the Calvert South Africa Fund with the same registration will hold Class A shares, avoiding all sales loads on current shares as well as any future Class A shares they purchase.

     New shareholder accounts (those established after the Reorganization) will pay sales loads, as set forth herein and in the Calvert South Africa Fund Prospectus.

Q.     What  will  be  the  size of the surviving fund after the reorganization?

A. If the proposal presented in the proxy statement is approved, as well as a similar proposal being presented to Calvert New Africa Fund shareholders, the combined Calvert South Africa Fund is expected to have approximately $5 million in assets.

Q     How  does  RISA  expect  to  obtain  efficiencies  of  scale?

A. Your fund would achieve efficiencies of scale as part of the Calvert family of funds because Calvert has a superior bargaining position and is able to negotiate lower contractual rates from the various service providers to its funds. Also, because certain expenses of operating your fund are fixed costs, which would be spread over a larger asset base, your fund would benefit by sharing those costs with the other Calvert funds.

Q.     What will RISA Investment Advisers, the advisor to The RISA Fund, get out
of  this  new          arrangement?

A. If the Reorganization occurs, RISA Investment Advisers would receive a lower advisory fee as a percentage of assets under management, but it may receive a larger amount in fees as the assets of the Calvert South Africa Fund grow because its fee will be charged on a larger pool of fund assets. Additionally, since the Calvert Fund's operational expenses are expected to be lower than those of The RISA Fund, as a percentage of assets under management, RISA would benefit from having reduced commitments towards maintaining the fund's expense cap.

Q.     What  are  the  federal  tax  implications  of  the  reorganization?

A. The reorganization will not be a taxable event (i.e., no gain or loss will be recognized) to the Fund, the Calvert South Africa Fund, or to you as a shareholder.

Q.     What  if  there  are  not enough votes to reach a quorum by the scheduled
special  shareholder          meeting  date?

A. If not enough shareholders vote, we will need to take further action. We may contact you by mail, telephone, facsimile, or by personal interview. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials in order to avoid an additional expense to the Fund of follow-up mailings, telephone calls or other solicitations.

Q.     If the proposal is not approved for The RISA Fund, will the Board propose
liquidating  The          RISA  Fund?

A. If the proposal to reorganize The RISA Fund is not approved, the Board of Trustees will consider other options including a proposal to liquidate The RISA Fund.

Q.     How  will  you determine the number of shares of the Calvert South Africa
Fund  that  I  will          receive?

A. The Closing Date is March 29, 2001. As of 4:00 p.m. Eastern Time on the Closing Date, you will receive that number of full and fractional Calvert South Africa Fund shares equal in value to the shares you hold in The RISA Fund on that date.

Q.     What  impact  will  the  Reorganization  have  on  the share price of the
Calvert  South  Africa          Fund?

A. The net asset value per share of the Calvert South Africa Fund will not be changed by the Reorganization.

Q.     Who  is  paying  for  expenses  related  to  the  shareholder  meeting?

A. The RISA Fund will pay for the expenses related to the shareholder meeting.

Q.     How  does  the  Board  of  Trustees of The RISA Fund suggest that I vote?

A. After careful consideration, the Board of Trustees of Harvest Funds unanimously recommends that you vote "FOR" the item proposed on the enclosed proxy card.

Q.     How  do  I  vote  my  shares?

A. You can vote your shares by attending the Special Meeting of Shareholders in person and submitting the enclosed proxy card at that time, or by completing and signing the proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call us at 888-301-7472.

Q.     Will  my  vote  make  a  difference?

A. Your vote is needed to ensure that the proposals can be acted upon. Your immediate response on the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote. We encourage all shareholders to participate in the governance of The RISA Fund.

Q.     How  will  this  affect  my  account?

A. You can expect the same level of management expertise and high-quality shareholder service to which you've grown accustomed.

Q.     How  do  I  sign  the  proxy  card?

A. Voting instruction forms must be executed properly. When forms are not signed as required by law, you and the Fund must undertake the time and expense to take steps to validate your vote. The following guide was prepared to help you choose the proper format for signing your form:

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the voting instruction form.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the voting instruction form. For example:

REGISTRATION                    VALID  SIGNATURE

A.
1)  Save  the  Earth  Corp.               Jane  Q.  Nature,  Treasurer
2)  Save  the  Earth  Corp.               Jane  Q.  Nature,  Treasurer
     c/o  Jane  Q.  Nature,  Treasurer

B.
1)  Save  the  Earth  Corp.               Jon  B.  Goodhealth,  Trustee
 Profit  Sharing  Plan
2)  Save  the  Earth  Trust                    Jon  B.  Goodhealth,  Trustee
3)  Jon  B.  Goodhealth,  Trustee               Jon  B.  Goodhealth,  Trustee
     u/t/d  5/1/78

C.
1)  David  Smith,  Cust.                    David  Smith
     f/b/o  Jason  Smith  UGMA


Voting  by  mail  is  quick  and  easy.  Everything  you  need  is  enclosed.

PROSPECTUS  AND  PROXY  STATEMENT

February  16,  2001

Acquisition  of  the  assets  of
The  RISA  Fund

By  and  in  exchange  for  shares  of  Calvert  South  Africa  Fund
225  South  15th  Street,  Suite  930,  Philadelphia,  PA  19102,  888-301-7472

This Prospectus and Proxy Statement relates to the proposed transfer of all of the assets and the assumption of certain identified liabilities of The RISA Fund, a series of Harvest Funds, in exchange for shares of the Calvert South Africa Fund (the "Reorganization"). Following the transfer, Calvert South Africa Fund shares will be distributed to shareholders of The RISA Fund in liquidation of that Fund and The RISA Fund will be dissolved. As a result of the proposed transaction, each shareholder of The RISA Fund will receive that number of Calvert South Africa Fund shares equal in value at the date of the exchange to the value of such shareholder's respective shares of The RISA Fund. The transaction will only occur if shareholders vote in favor of the proposed transfer.

The RISA Fund is a series of Harvest Funds. As of December 31, 2000, the net assets of the Fund were $886,629. The RISA Fund's investment objective is to seek maximum total return by investing in securities of South African issuers.

The Calvert South Africa Fund is a series of Calvert Impact Fund, Inc., an open-end diversified management investment company. The Calvert South Africa Fund's investment objective and policies are identical to those of The RISA Fund.

Calvert Asset Management Company, Inc. ("Calvert") is the investment advisor for the Calvert South Africa Fund, with RISA Investment Advisers, LLC and African Harvest Asset Managers (Proprietary) Limited jointly serving as the sub-advisors. Currently for The RISA Fund, RISA Investment Advisers serves as the investment advisor, and African Harvest serves as the subadvisor.

This Prospectus and Proxy Statement is expected to be mailed to shareholders of record on or about February 20, 2001.

This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Calvert South Africa Fund that a prospective investor should know before investing. This Prospectus and Proxy Statement is accompanied by the Prospectus of the Calvert South Africa Fund dated February 16, 2001 and is incorporated herein by reference. A Statement of Additional Information dated February 16, 2001, containing additional information about the proposed reorganization has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus and Proxy Statement. The Prospectus and Statement of Additional Information of The RISA Fund, both dated January 29, 2001, and the Annual Report to Shareholders dated September 30, 2000, have been filed with the SEC and are incorporated herein by reference. Copies of these documents may be obtained upon request and without charge by writing The RISA Fund at 225 South 15th Street, Suite 930, Philadelphia, PA 19102, 888-301-7472.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the securities and exchange commission or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus and proxy statement are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the FDIC, the federal reserve board, or any other agency. When investors sell shares of the funds, the value may be higher or lower than the amount originally paid.

TABLE  OF  CONTENTS


     Synopsis          9
     Risk  Factors          11
     Expense  Comparisons          12
     Reasons  for  the  Reorganization          14
     Information  about  the  Reorganization          16
     Information  about  the  Calvert  South  Africa  Fund          18
     Shareholder  Information  for  the  Calvert  South  Africa Fund          20
     Comparative  Information  on  Shareholder  Rights          21
     General  Information  about  the  Funds          22
     Other  Business          22
     Voting  Information          22
     Adjournment          24
     Exhibit  A  -  Agreement  and  Plan  of  Reorganization          25

SYNOPSIS

Reasons for the Reorganization. The Board of Trustees of Harvest Funds (the "Trustees") believes that the proposed Reorganization would be in the best interests of the shareholders of The RISA Fund. The Trustees approved the Reorganization based upon the following factors: (i) it provides an opportunity to increase fund assets and lower expenses because your fund would be more competitive as part of the Calvert family of funds and would benefit from efficiencies of scale as part of the Calvert family of funds; (ii) the portfolio managers, investment objective and investment policies of your fund would not change; (iii) existing shareholders of The RISA Fund will not have to pay a sales charge upon any future purchases of Class A shares of the Calvert South Africa Fund or exchanges into Class A shares of other Calvert funds; (iv) shareholders of The RISA Fund will not experience any dilution in the value of their investment as a result of the Reorganization; and (v) the anticipated tax-free nature of the exchanges contemplated by the Reorganization.

Proposed Transaction. The Trustees have authorized the Fund to enter into an Agreement and Plan of Reorganization (the "Agreement" or "Plan") providing for the transfer of all the assets and the assumption of certain identified liabilities of The RISA Fund to the Calvert South Africa Fund in exchange for like shares of the Calvert South Africa Fund. Following the transfer, Calvert South Africa Fund shares will be distributed to the respective shareholders of The RISA Fund in liquidation of The RISA Fund, and The RISA Fund will be dissolved. As a result of the proposed transaction, each shareholder of The RISA Fund will receive that number of full and fractional Calvert South Africa Fund shares equal in value at the date of the exchange to the value of such shareholder's shares of the Calvert South Africa Fund. For the reasons stated above, the Trustees, including the independent Trustees, have concluded that the Reorganization would be in the best interests of the shareholders of The RISA Fund and recommend shareholder approval.

At the same time as this proposed transaction, the Board of Directors of the Calvert New Africa Fund (a Calvert Fund with a pan-African focus) will be soliciting its shareholders to also merge into the Calvert South Africa Fund.

Tax Consequences. The Plan is conditioned upon receipt by The RISA Fund of an opinion of counsel that no gain or loss will be recognized by it or its shareholders as a result of the Reorganization. The tax basis of Calvert South Africa Fund shares received by a shareholder will be the same as the tax basis of the shareholder's shares of The RISA Fund. In addition, the tax basis of The RISA Fund's assets in the hands of Calvert South Africa Fund as a result of the Reorganization will be the same as the tax basis of such assets in the hands of The RISA Fund prior to the Reorganization. See "Information about the Reorganization."

Investment Policies. The investment objective and investment policies of The RISA Fund and the Calvert South Africa Fund are identical.

Purchases. Shares of The RISA Fund and Calvert South Africa Fund are sold on a continuous basis at net asset value plus the appropriate sales charge, as applicable, which is subject to reduction by right of accumulation, group purchase, and letter of intent. Employee purchases and certain plans qualified under the Internal Revenue Code of 1986, as amended (the "Code") may purchase shares with no sales charge, and all Fund shareholders may reinvest dividends without paying a sales charge. Shares issued in the Reorganization will not be assessed any sales charge.

Sales Charges. The RISA Fund does not currently assess any sales charges; however, the Calvert South Africa Fund's Class A shares will be offered at net asset value plus a front-end sales charge as follows:

Your  investment  in                    Sales  Charge  %     %  of  Amt.
Class  A  shares                         of  offering  price     Invested
Less  than  $50,000                    4.75%               4.99%
$50,000  but  less  than  $100,000          3.75%               3.90%
$100,000  but  less  than  $250,000          2.75%               2.83%
$250,000  but  less  than  $500,000          1.75%               1.78%
$500,000  but  less  than  $1,000,000          1.00%               1.01%
$1,000,000  and  over                    None*               None*

*Purchases of shares at net asset value for accounts with $1,000,000 or more are subject to a one year contingent deferred sales charge of 1.00%.

The minimum initial investment in each Fund is $5,000 and the minimum subsequent investment is $250 (except in the case of certain retirement plans). Existing shareholders of The RISA Fund on the date of the Reorganization shall have the right to purchase additional Class A shares of Calvert South Africa Fund without paying the front-end sales charge.

Exchange Privileges. Shareholders of the Calvert South Africa Fund Class A shares may exchange Fund shares for Class A shares of a variety of other Calvert Funds. Each such exchange represents a sale of Fund shares, which may produce a gain or loss for tax purposes. There is no additional charge for exchanges. Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Both Funds and their distributors reserve the right at any time to reject or cancel any part of any purchases (including exchange purchases); modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by the prospectus. To protect the interest of investors, both Funds and their respective distributors may reject any order considered market-timing activity.

The Calvert South Africa Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Distribution Procedures. The RISA Fund and the Calvert South Africa Fund pay dividends from their respective net investment income annually. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year. The Calvert South Africa Fund will not be making any such distributions until available capital loss carryovers have been used or have expired. Shareholders of both Funds may reinvest dividends and distributions. Your existing election in The RISA Fund with respect to dividends and/or capital gains will be continued with respect to the shares of Calvert South Africa Fund you acquire in connection with the Reorganization unless you notify the Calvert South Africa Fund of a new election.

Redemption Procedures. At any time and in any amount, shares of The RISA Fund and Calvert South Africa Fund may be redeemed by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. This letter of instruction must be signed by all required authorized signers. Further documentation may be required from corporations, fiduciaries, pension plans and institutional investors.

Shares may also be redeemed by telephone or through brokers. The Calvert South Africa Fund may impose a charge of $5 for wire transfers of less than $1,000. The Calvert South Africa Fund may, after 30 days' notice, close your accounts if the account falls below $5,000 and the balance is not brought up to the required minimum amount. The RISA Fund provides for involuntary redemptions of shareholder accounts, upon notice to the shareholder, if balances fall below $5,000.

The RISA Fund imposes a redemption fee on shares redeemed within two years of purchase. The redemption fee equals 2% of the amount redeemed and is paid directly to the Fund. No redemption fee is charged by the Calvert South Africa Fund.

Valuation Practices. A Fund's assets are normally valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors/Trustees. The Fund determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


RISK  FACTORS

The risks attendant to investing in the Calvert South Africa Fund are the same as those risks shareholders have assumed by investing in The RISA Fund. General risks in investing in any fund would be that shareholders could lose money on their investment in a Fund, or the Fund could underperform. Additional risks due to the international nature of these Funds would be that the stock markets in South Africa go down and that investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

EXPENSE  COMPARISONS

                                             Pro
                              The               Forma
                              RISA               (Surviving  Calvert
                              Fund               South  Africa  Fund)

Shareholder  Fees
Maximum  sales  charge  (load)
imposed  on  purchases                    None               4.75%
(as  a  percentage  of
offering  price)

Maximum  deferred  sales
charge  (load)
(as  a  percentage  of  purchase               None               None
or  redemption  proceeds,
whichever  is  lower)

Redemption  Fee
(as  a  percentage  of  the  amount
redeemed,  if  applicable)               2.00%1               None

Annual  fund  operating  expenses2
Management  fees                    1.25%               1.25%
Distribution  and  service  (12b-1)  fees          0.25%               0.25%
Other  expenses                         33.68%          0.71%
Total  annual  fund  operating  expenses          35.18%3          2.24%
Fee  waiver  and/or  expense  Reimbursement     33.18%          (1.49)%4
Net  expenses                         2.00%               2.25%5

Notes  to  Fees  and  Expenses  Table

1 A redemption fee, paid directly to The RISA Fund, is imposed on shares redeemed within two years of purchase.

2 Expenses are based on estimates to reflect expenses expected to be incurred for the upcoming fiscal year for the Funds, unless otherwise indicated. Management fees include a subadvisory fee, paid by the Fund to the Sub-advisor. Management fees for the Calvert South Africa Fund also include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert Asset Management Company, Inc.

3 For The RISA Fund's first two years of operations, RISA Investment Advisers has voluntarily agreed to waive its fees and assume certain Fund expenses so that Total Annual Fund Operating Expenses will not exceed 2.00% of the Fund's average daily net assets.

4 Calvert, RISA Investment Advisers and African Harvest have agreed to limit annual fund operating expenses (net of any expense offset arrangements) through March 31, 2002. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Calvert South Africa Fund has an offset arrangement with its custodian bank whereby the custodian and transfer agents fees may be paid indirectly by credits on the Calvert South Africa Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

5 The contractual expense cap is 2.25%. The contractual expense cap is shown as "Net expenses," this is the maximum amount of operating expenses that may be charged to Calvert South Africa Fund through March 31, 2002.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

-  You  invest  $10,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Fund  (Unaudited)                         1  Year          3  Years

The  RISA  Fund  with  redemption               $3,127          $6,529

The  RISA  Fund  without  redemption          $2,987          $6,529

Pro  Forma
(Surviving  Calvert
South  Africa  Fund)                         $692          $1,434

Distribution and Service Fees. Both Funds have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, (the "1940 Act") that allows each Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the costs of your investment and my cost you more than paying other types of sales charges.

The maximum annual percentage payable under The RISA Fund's distribution plan totals 0.25%, based on average daily net assets of The RISA Fund. The maximum annual percentage payable under the Calvert South Africa Fund's distribution plan totals 0.35%, however, the Fund's Board of Directors has only approved charges of 0.25%, based on average daily net assets of the Calvert South Africa Fund.

REASONS  FOR  THE  REORGANIZATION

The Board of Trustees of Harvest Funds believe that the proposed Reorganization would be in the best interests of the shareholders of The RISA Fund. The Trustees first formally discussed the Calvert Group's interest in reorganizing The RISA Fund into a Calvert fund at a special meeting of the Trustees held on December 20, 2000. At the meeting, Mr. Folin advised the Trustees that he had been engaged in discussions and negotiations with several different mutual fund groups about a possible restructuring transaction for RISA and/or merger or reorganization of The RISA Fund. He believed such a transaction was necessary in order to make The RISA Fund more competitive and thus more attractive to investors. Otherwise, the continued viability of the Fund was in question and the Fund might have to be liquidated. Given Mr. Folin's investigation, the reorganization proposal presented by the Calvert Group seemed the most beneficial alternative available to the Fund and its shareholders.

At the special meeting, certain executive officers of the Calvert Group met with the Trustees and made a presentation concerning Calvert and the advantages that the Reorganization would have for RISA Fund investors. These officers presented information concerning Calvert's history, organization and philosophy, as well as its marketing capabilities and the services offered to Calvert fund investors. The Trustees asked Calvert's officers a number of questions about the effects of the Reorganization, including the advisory fee that would be paid to Calvert and Calvert's commitment to limit the fund's total expenses through expense caps. It was noted that there would be no increase in the Calvert South Africa Fund's total cost for investment advisory services, and Calvert, RISA and African Harvest had agreed to cap the Fund's total expenses at 2.25%. In connection with their consideration of these matters, the Trustees were advised by legal counsel of their fiduciary responsibilities to The RISA Fund's shareholders. The Trustees unanimously agreed that The RISA Fund's officers should take further actions to carry out the Reorganization, subject to the Trustees' final approval of the Agreement and Plan of Reorganization.

On February 6, 2001, after receiving additional "due diligence" materials that were provided by Calvert, the Trustees held another special meeting to consider approval of the Reorganization. After a thorough discussion and review of the materials and the terms of the Agreement and Plan of Reorganization, the Trustees, including all of the non-interested Trustees, unanimously approved the Reorganization proposal and recommended its approval by The RISA Fund's shareholders. In approving the Reorganization, the Trustees determined that it would be in the best interests of The RISA Fund's shareholders and that shareholders' interests would not be diluted as a result of the Reorganization. In connection with the approval, the Trustees considered among other things, the following factors:

- the Reorganization provides an opportunity to increase fund assets by taking advantage of Calvert's strong marketing capabilities and established distribution channels;

- the size of Calvert has enabled it to make investments in personnel and technology which provide operational and administrative support to the Calvert Funds that is not available currently to The RISA Fund;

- the reorganized Fund's total operating expenses are expected to decrease over time as certain efficiencies of scale are realized. This will increase the Fund's competitive position;

- the RISA Fund's investment objective and investment policies would remain the same, and RISA Investment Advisers and African Harvest would continue to manage the portfolio after the Reorganization;

- existing RISA Fund shareholders will not have to pay a sales charge upon any future purchases of Class A shares of the Calvert South Africa Fund or exchanges into Class A shares of other Calvert funds (assuming such other funds' minimum investment requirements are met);

- because the Reorganization will be effected on the basis that the net asset value of the Calvert South Africa Fund following the Reorganization will be the same as the net asset value of The RISA Fund immediately prior to the Reorganization, shareholders of the RISA Fund will not experience any dilution in the value of their investment as a result of the Reorganization; and

- The RISA Fund and the Calvert South Africa Fund each would receive an opinion of counsel that the exchanges contemplated by the Reorganization are expected to be tax-free.

To this end, the Trustees recommend that shareholders of The RISA Fund approve the exchange of its assets to the Calvert South Africa Fund for shares of Calvert South Africa Fund, which will be distributed to shareholders of The RISA Fund upon the liquidation and/or dissolution of The RISA Fund.

In determining whether to recommend approval of the Reorganization to shareholders of The RISA Fund, the Trustees considered a number of factors, including, but not limited to: (1) the capabilities and resources of the Calvert South Africa Fund, its Advisor and other service providers in the areas of investment, marketing, and shareholder services; (2) the expenses and advisory fees applicable to the Fund before the Reorganization and the estimated expense ratios for shareholders in the Calvert South Africa Fund after the Reorganization; (3) the terms and conditions of the Agreement and Plan of Reorganization and whether the Reorganization would result in dilution of current Fund shareholders' interests; (4) the potential economies of scale realizable as a result of the Reorganization; (5) the service features available to shareholders of both The RISA Fund and the Calvert South Africa Fund; (6) the costs estimated to be incurred to complete the Reorganization; (7) the future growth prospects of the Calvert South Africa Fund after the Reorganization; and
(8)  the  non-taxable  treatment  of  the  Reorganization.

In this regard, the Trustees reviewed information provided by Calvert relating to the anticipated impact to the shareholders of the Fund as a result of the Reorganization. The Trustees considered the probability that future increases in asset levels of the Calvert South Africa Fund are expected to result in reduced per share expenses and achievement of economies of scale, although there can, of course, be no assurances in this regard.

INFORMATION  ABOUT  THE  REORGANIZATION

Plan of Reorganization. The proposed Agreement and Plan of Reorganization (the "Agreement" or "Plan") provides that the Calvert South Africa Fund will acquire all the assets and certain liabilities of The RISA Fund in exchange for shares of the Calvert South Africa Fund on March 29, 2001. A copy of the Plan is attached as Exhibit A to this Proxy Statement. Discussion of the Plan herein is qualified in its entirety by reference to the Plan in Exhibit A. The number of full and fractional Calvert South Africa Fund shares to be issued to shareholders of The RISA Fund will equal the value of the shares of The RISA Fund outstanding immediately prior to the Reorganization. Portfolio securities of The RISA Fund will be valued in accordance with the valuation practices of the Calvert South Africa Fund (See, "About the Funds"). At the time of the Reorganization, The RISA Fund will pay all of its obligations and liabilities except those specified in the Plan, which will be paid by the Calvert South
Africa Fund. The Reorganization will be accounted for by the method of accounting commonly used by open end investment companies.

As soon as practicable after the Closing Date, The RISA Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on March 29, 2001, the full and fractional shares of the Calvert South Africa Fund at an aggregate net asset value equal to the value of the shareholder's shares in The RISA Fund next determined after the effective time of the transaction. This method of valuation is also consistent with interpretations of Rule 22c-1 under the Act by the Securities and Exchange Commission's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of The RISA Fund, representing the respective pro rata number of full and fractional shares of the Calvert South Africa Fund due shareholders of The RISA Fund.

The  consummation  of  the  Plan is subject to the conditions set forth therein:

Shareholder Approval. The Plan shall have been approved by the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of The RISA Fund.

Representations, Warranties and, Agreements. Both parties to the Reorganization shall have complied with its respective responsibilities under the Plan, the respective representations and warranties contained in this Plan shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either party since December 31, 2000. Both parties shall produce certificates satisfactory in form and substance indicating that it has met the terms of the Plan.

Regulatory Approval. The Registration Statement for the Calvert South Africa Fund shall have been declared effective by the Securities and Exchange Commission and all necessary orders with respect to the transactions contemplated by the Plan shall have been granted by the Securities and Exchange Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

Tax Opinion. Both parties to the Reorganization shall have received opinions of counsel, addressed to and in form and substance satisfactory, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to The RISA Fund and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this proxy statement, and on such other written representations as The RISA Fund and the Calvert South Africa Fund, respectively, will have verified. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(1) Neither The RISA Fund nor the Calvert South Africa Fund will recognize any gain or loss upon the transfer of the assets of The RISA Fund to and the assumption of its liabilities by the Calvert South Africa Fund in exchange for Calvert South Africa Fund shares and upon the distribution (whether actual or constructive) of Calvert South Africa Fund shares to its shareholders in exchange for their shares of capital stock of The RISA Fund;

(2) The shareholders of The RISA Fund who receive Calvert South Africa Fund shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of The RISA Fund for Calvert South Africa Fund shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(3) The basis of Calvert South Africa Fund shares received by shareholders of The RISA Fund will be the same as the basis of the shares of capital stock of The RISA Fund surrendered in the exchange; and

(4) The basis of The RISA Fund's assets acquired by the Calvert South Africa Fund will be the same as the basis of such assets to The RISA Fund immediately prior to the Reorganization.

The Plan may be terminated and the Reorganization abandoned at any time before or after approval by shareholders of The RISA Fund, prior to the Closing Date by mutual consent of the parties, or by either, if any condition set forth in the Plan has not been fulfilled or has been waived by the party entitled to its benefits. In accordance with the Plan, The RISA Fund and the Calvert South Africa Fund will be responsible for payment of their pro rata expenses incurred in connection with the Reorganization.

Description of Calvert South Africa Fund Shares. Full and fractional shares of Calvert South Africa Fund will be issued to each shareholder in accordance with the procedures under the Plan as described above. Each share will be fully paid and non assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

Federal Income Tax Consequences. The Plan is a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. It is the opinion of counsel to the Calvert South Africa Fund that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) no gain or loss will be recognized by The RISA Fund upon the transfer of assets to and assumption of certain of its liabilities in exchange for Calvert South Africa Fund shares (Section 1032(a)); (2) the basis and holding period immediately after the Reorganization for Calvert South Africa Fund shareholders will be same as the basis and holding period of The RISA Fund shares held immediately prior to the exchange (Section 354, 356); and (3) the basis and holding period of such assets of The RISA Fund acquired by the Calvert South Africa Fund will be the same as the basis and holding period of such assets of The RISA Fund immediately prior to the Reorganization (Section 362
(b),  1223(2)).

Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable. Shareholders of The RISA Fund should consult their tax advisors regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of The RISA Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganization.

Capitalization. The following table shows the capitalization of The RISA Fund as of December 31, 2000, and on a pro forma basis the capitalization of the Calvert South Africa Fund as of the date of proposed acquisition of assets at net asset value.

                         The               Pro  Forma
                         RISA               (Surviving  Calvert  South
                         Fund               Africa  Fund)*

Net  Asset  Value  Per  Share          $9.24               $15.00
Shares  Outstanding               95,966               59,115

*The Pro Forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganization. The actual exchange ratio will be determined based on the relative net asset value per share on the acquisition date.


INFORMATION  ABOUT  THE  CALVERT  SOUTH  AFRICA  FUND

Investment Policies. As discussed above, the investment objective, principal investment strategies, investment practices, and social investment criteria are the same as they are for The RISA Fund, with the addition of another social criterion:

     Indigenous Peoples Rights: The Fund will not invest in companies that are significantly engaged in a pattern and practice of violating the rights of indigenous people. The Fund seeks to invest in companies that are engaged in positive portrayals of indigenous peoples.

Distribution and Service Fees. The Calvert South Africa Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Calvert South Africa Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Management

Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. It is the investment advisor for over 25 mutual fund portfolios. As of December 31, 2000, the Advisor had over $6.5 billion in assets under management.

RISA Investment Advisors, LLC, 225 South 15th Street, Suite 930, Philadelphia, Pennsylvania, was formed in 1997 by Sam Folin. Mr. Folin has twenty-three years of experience in the investment industry and extensive experience advising non-profit organizations on governance, fund raising, planning and financial management.

African Harvest Asset Managers (Proprietary) Limited, African Harvest House, Boundary Terraces, 1 Mariendahl Lane, Newlands, South Africa, was formed in 1997 and provides investment management services to South African clients including union retirement funds. African Harvest Asset Managers Limited employs 21 investment professionals within various teams. The company has multi-racial ownership, management and staff. The firm has $1 billion under management and has established a record of investment excellence in South African capital markets.

Denzil Newman, Chief Investment Officer, of African Harvest will lead a team responsible for the day-to-day management of the Fund's investments. Mr. Newman has been an analyst and fund manager for over twenty years and previously managed the Community Growth Fund and other large unit trusts and pension funds at Syfrets Managed Assets in Cape Town.

Advisory Fees. Calvert South Africa Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 1.05% of the Fund's average daily net assets. In addition, the Fund's two subadvisory agreements provide for the Advisor to pay the Subadvisors each a fee of 0.40% of the Fund's average daily net assets.


Other  Management  Arrangements

Calvert Administrative Services Company, an affiliate of the Advisor, is the Fund's administrator.

National Financial Data Services, Inc. is the Fund's transfer agent and dividend disbursing agent.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, is the Fund's shareholder servicing agent.

Calvert Distributors, Inc., an affiliate of the Advisor, and BOE Securities, Inc. are the principal underwriters and distributors for the Fund.

SHAREHOLDER  INFORMATION  FOR  THE
CALVERT  SOUTH  AFRICA  FUND

How Shares Are Priced. The price of shares is based on the Calvert South Africa Fund's net asset value ("NAV"). NAV is computed by adding the value of the Calvert South Africa Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Calvert South Africa Fund's Board of Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Calvert South Africa Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Calvert South Africa Fund is open but purchases cannot be received because the banks and post offices are closed.

The Calvert South Africa Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Calvert South Africa Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Calvert South Africa Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited. A purchase will be processed at the NAV next calculated after your order is received by the transfer agent in Kansas City, Missouri. All purchases must be made in U.S. dollars and indicate the Fund and Class. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Calvert South Africa Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt by the Transfer Agent. You should note that the share price may change during this period. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a fee of $5 payable to the Fund. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Dividends, Capital Gains and Taxes. The Calvert South Africa Fund pays dividends from its net investment income annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Calvert South Africa Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Federal Taxes. In January, Calvert South Africa Fund will mail the Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to shareholders regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

Shareholders may realize a capital gain or loss when they sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long the shareholder has owned the shares which were sold. In January, the Calvert South Africa Fund will mail the Form 1099-B indicating the total amount of all sales, including exchanges.

Other Tax Information. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

How To Sell Shares. Shareholders may redeem all or a portion of their shares on any day the Calvert South Africa Fund is open for business, provided the amount requested is not on hold. When a purchase is made by check or with Calvert Money Controller (electronic funds transfer), the purchase may be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Shares will be redeemed at the NAV next calculated (less any applicable CDSC) after the redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Calvert South Africa Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.


COMPARATIVE  INFORMATION  ON  SHAREHOLDER  RIGHTS

The RISA Fund is a series of Harvest Funds, a Delaware business trust. The Calvert South Africa Fund is a series of Calvert Impact Fund, Inc., a Maryland Corporation. After a comparison of both Funds' organizational documents (i.e., the Articles of Incorporation and By-laws), it is not anticipated that there are any material differences between the rights of shareholders of The RISA Fund and the Calvert South Africa Fund.

GENERAL  INFORMATION  ABOUT  THE  FUNDS

Information about The RISA Fund is included in a prospectus, which all shareholders have received. Further information is included in that Fund's Statement of Additional Information. Both that Prospectus and Statement of Additional Information are hereby incorporated by reference and are dated January 29, 2001. You may obtain additional copies by calling or writing the Fund at the address and phone number appearing below. Quarterly, semi-annual and annual reports of The RISA Fund are also available by writing the Fund at 225 South 15th Street, Suite 930, Philadelphia, PA 19102, or by calling 888-301-7472. The RISA Fund and the Calvert South Africa Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file proxy material, reports and other information with the Securities and Exchange Commission. These reports and other information filed by the Funds can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. at 450 Fifth Street, N.W. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information and proxy statements filed by RISA and Calvert on behalf of the Funds they manage.


OTHER  BUSINESS

The Board of Trustees of the Harvest Funds does not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.


VOTING  INFORMATION

Proxies from the shareholders of The RISA Fund are being solicited by the Board of Trustees for the Special Meeting of Shareholders to be held at RISA Investment Advisers' Offices at 225 South 15th Street, Suite 930, Philadelphia Pennsylvania, at 9:00 a.m. on Thursday, March 29, 2001 or at such later time or date made necessary by adjournment.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile or other such means, or by personal contact by officers or employees of RISA and its affiliates or by proxy soliciting firms retained for this purpose. The RISA Fund will bear solicitation costs, which are expected to be approximately $400.

A proxy may be revoked at any time before the meeting or during the meeting by oral or written notice to O. Sam Folin at 225 South 15th Street, Suite 930,
Philadelphia, PA 19102. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the Plan.

The affirmative vote of a "majority," as defined in the 1940 Act, of the outstanding shares of The RISA Fund is required to approve the Reorganization. Under the 1940 Act, the vote of holders of a majority means the vote of the holders of the lesser of (a) 67% or more of the shares of The RISA Fund present at the meeting or represented by proxy if the holders of 50% or more of such shares are so present or represented, or (b) more than 50% of such outstanding shares.

Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any proposal or for or against any adjournment to permit further solicitation of proxies. Accordingly, abstentions and broker non-votes effectively will be votes against such adjournment or against the Reorganization proposal. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote the shares and the broker does not have discretionary voting authority.

Shareholders of The RISA Fund of record at the close of business on February 7, 2001 ("record date") are entitled to notice of and to vote at the Special Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held. As of February 7, 2001, as shown on the books of The RISA Fund, there were issued and outstanding 95,966.268 shares. As of December 31, 2000, the officers and trustees of The RISA Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund.

As of December 31, 2000, the following shareholders owned of record 5% or more of the shares of the Fund:

Name  and  Address                    %  of  Ownership

Theodore  R.  Aaronson                    21.6%
1234  Country  Club  Road
Gladwyne,  PA  19035

Patricia  S.  Ayres                    9.4%
115  E.  Travis  Street
Suite  1445
San  Antonio,  TX  78205

William  McCormick,  CEO               22.0%
Pitcairn  Group  L.P.
One  Pitcairn  Place
Suite  3000
Jenkintown,  PA  19046

RISA  Investment  Advisers               10.7%
112  Ballymeade  Drive
Wilmington,  DE  19810

Richard  Sapienza                    5.3%
First  Union  National  Bank
1525  W  W  T  Harris  Blvd.
Charlotte,  NC  28288

Sisters  of  St.  Joseph  of  Carondelet          5.4%
1884  Randolph  Avenue
St.  Paul,  MN  55105

ADJOURNMENT

In the event that sufficient votes in favor of the proposals set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to any such proposals. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposals. They will vote against any such adjournment those proxies that have voted against any such proposals.



By  Order  of  the  Board  of  Trustees,
Marie  Levinsky
Secretary


The Board of Trustees of Harvest Funds, including the Independent Trustees, recommend a Vote FOR Approval of the Plan.

EXHIBIT  A
AGREEMENT  AND  PLAN  OF  REORGANIZATION


This AGREEMENT AND PLAN OF REORGANIZATION, dated as of February 6, 2001, is between The RISA Fund and the Calvert South Africa Fund. The RISA Fund is a series of Harvest Funds and the Calvert South Africa Fund is a series of Calvert Impact Fund, Inc.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.     SHAREHOLDER  APPROVAL

Approval by Shareholders. A meeting of the shareholders of The RISA Fund shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the "Agreement" or "Plan"). Calvert South Africa Fund shall furnish to The RISA Fund such data and information as shall be reasonably requested by The RISA Fund for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.     REORGANIZATION

(a) Plan of Reorganization. The RISA Fund will convey, transfer, and deliver to Calvert South Africa Fund all of the then-existing assets of The RISA Fund at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, Calvert South Africa Fund agrees at the Closing:

(i) to deliver to The RISA Fund in exchange for the assets the number of full and fractional shares of common stock of Calvert South Africa Fund ("Calvert South Africa Fund Shares") to be determined as follows:

          In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of The RISA Fund Shares (rounded to the nearest million) by the net asset value per share of Calvert South Africa Fund (rounded to the nearest million) and multiplying the quotient by the number of outstanding shares of The RISA Fund as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to The RISA Fund, or to any of the shareholders of The RISA Fund upon distribution of Calvert South Africa Fund Shares to them; and

(ii) not to assume any of The RISA Fund's obligations and liabilities (except payment for unsettled trades), whether absolute, accrued, contingent, or otherwise.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of The RISA Fund at which the Plan will be considered, or

(ii)     such  later  date  as  the  parties  may  mutually  agree.

3.     VALUATION  OF  NET  ASSETS

(a) The value of The RISA Fund's net assets to be transferred to Calvert South Africa Fund under this Agreement shall be computed as of the close of business on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in Calvert South Africa Fund's prospectus.

(b) The net asset value per share of Calvert South Africa Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Calvert South Africa Fund's Controller using the same valuation procedures as set forth in Calvert South Africa Fund's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of The RISA Fund's net assets to be transferred to Calvert South Africa Fund pursuant to Section 2 of this Agreement, certified by the Controller of The RISA Fund, shall be furnished by The RISA Fund to Calvert South Africa Fund at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Calvert South Africa Fund Shares pursuant to Section 2 of this Agreement, certified by the Controller of Calvert South Africa Fund, shall be furnished by Calvert South Africa Fund to The RISA Fund at the Closing.

4.     LIQUIDATION  AND  DISSOLUTION

(a) As soon as practicable after the Closing Date, The RISA Fund will distribute pro rata to The RISA Fund shareholders of record as of the close of business on the Closing Date the shares of Calvert South Africa Fund received by The RISA Fund pursuant to this Section. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of Calvert South Africa Fund in the names of each such shareholder of The RISA Fund, representing the respective pro rata number of full shares and fractional interests in shares of Calvert South Africa Fund due to each. No such shareholder accounts shall be established by Calvert South Africa Fund or its transfer agent for Calvert South Africa Fund except pursuant to written instructions from The RISA Fund, and The RISA Fund agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former The RISA Fund shareholder a pro rata share of the number of shares of Calvert South Africa Fund received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Calvert South Africa Fund or its transfer agent to each shareholder of The RISA Fund receiving such distribution of shares of Calvert South Africa Fund informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of Calvert South Africa Fund shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of Calvert South Africa Fund will be issued only for full shares of Calvert South Africa Fund and any fractional interests in shares shall be credited in the shareholder's account with Calvert South Africa Fund.

(d) As promptly as is practicable after the liquidation of The RISA Fund, and in no event later than 12 months from the date of this Agreement, The RISA Fund shall be terminated pursuant to the provisions of the Plan and Calvert Impact Fund, Inc.'s Articles of Incorporation.

(e) Immediately after the Closing Date, the share transfer books of The RISA Fund shall be closed and no transfer of shares shall thereafter be made on those books.

5.     ARTICLES  AND  BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of Calvert Impact Fund, Inc., which govern its series, Calvert South Africa Fund, as in effect immediately prior to the Effective Time of the Reorganization shall continue to be the Articles of Incorporation until amended as provided by law.

(b) By-laws. The By-laws of Calvert Impact Fund, Inc., which govern its series, Calvert South Africa Fund, in effect at the Effective Time of the Reorganization shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with Harvest Fund's Trust Indenture or said By-laws.

6.     REPRESENTATIONS  AND  WARRANTIES  OF  CALVERT  FUND

(a) Organization, Existence, etc. Calvert South Africa Fund is a duly organized series of Calvert Impact Fund, Inc., validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Calvert South Africa Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Calvert South Africa Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Calvert Impact Fund, Inc., of which Calvert South Africa Fund is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Calvert South Africa Fund has an unlimited number of shares of beneficial interest, no par value, of which as of December 31, 2000, 250,000,000 shares were outstanding, and no shares were held in the treasury of Calvert South Africa Fund. All of the outstanding shares of Calvert South Africa Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since Calvert South Africa Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d)     Shares  to  be  Issued  Upon  Reorganization.  Calvert South Africa Fund
Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. Calvert Impact Fund, Inc. has the power to enter into the Plan on behalf of its series Calvert South Africa Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert Impact Fund, Inc. and no other proceedings by Calvert Impact Fund, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Calvert South Africa Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree which would be violated by its executing and carrying out the Plan.

(f) Liabilities. There are no liabilities of Calvert Impact Fund, Inc. on behalf of its series Calvert South Africa Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in Calvert South Africa Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2000, or otherwise previously disclosed to The RISA Fund, none of which has been materially adverse to the business, assets or results of operations of Calvert South Africa Fund.

(g) Litigation.To the knowledge of Calvert South Africa Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Calvert South Africa Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to The RISA Fund under which no default exists, Calvert South Africa Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Registration Statement. Calvert South Africa Fund shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of Calvert South Africa Fund issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

     Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Calvert South Africa Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by The RISA Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

7.     REPRESENTATIONS  AND  WARRANTIES  OF  THE  RISA  FUND

(a) Organization, Existence, etc. The RISA Fund is a duly organized series of Harvest Funds, validly existing and in good standing under the laws of the State of Delaware, and has power to carry on its business as it is now being conducted. Currently, The RISA Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. The RISA Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Trust, of which The RISA Fund is a series, is registered under the Act as a no-load, open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The RISA Fund has a relatively unlimited number of shares of beneficial interest, no par value, of which as of December 31, 2000, 95,966.268 shares were outstanding, and no shares were held in the treasury of The RISA Fund. All of the outstanding shares of The RISA Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since The
RISA Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of The RISA Fund may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The financial statements of The RISA Fund for the year ended September 30, 2000, ("The RISA Fund Financial Statements"), previously delivered to Calvert South Africa Fund, fairly present the financial position of The RISA Fund as of September 30, 2000, and the results of its operations and changes in its net assets for the year then ended.

(e) Authority Relative to the Plan. The Trust has the power to enter into the Plan on behalf of The RISA Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Directors of Harvest Funds and, except for approval by the holders of its capital stock, no other proceedings by Harvest Funds are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. The RISA Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out the Plan.

(f) Liabilities. There are no liabilities of The RISA Fund whether or not determined or determinable, other than liabilities disclosed or provided for in The RISA Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to September 30, 2000, or otherwise previously disclosed to Calvert South Africa Fund, none of which has been materially adverse to the business, assets, or results of operations of The RISA Fund.

(g) Litigation. To the knowledge of The RISA Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect The RISA Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Calvert South Africa Fund under which no default exists, Harvest Funds on behalf of The RISA Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of The RISA Fund have been filed for all taxable years to and including the taxable year ended September 30, 2000, and all taxes payable pursuant to such returns have been paid. The RISA Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of The RISA Fund since commencement of its operations.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of The RISA Fund as of the Effective Time of the Reorganization will be owned by Harvest Funds on behalf of The RISA Fund free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The RISA Fund will cooperate with Calvert South Africa Fund in connection with the Registration Statement referred to in Section 6(i) of this Agreement, and will furnish to Calvert South Africa Fund the information relating to The RISA Fund required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to The RISA Fund:

(i) will comply in all material respects with the provisions of the Securities Act and its regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Calvert South Africa Fund, insofar as it relates to The RISA Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by The RISA Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

8.     CONDITIONS  TO  OBLIGATIONS  OF  CALVERT  FUND

The obligations of Calvert South Africa Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, The RISA Fund shall have complied with each of its obligations under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of The RISA Fund since September 30, 2000. Calvert South Africa Fund shall have received a certificate from The RISA Fund satisfactory in form and substance to Calvert South Africa Fund indicating that it has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. Calvert South Africa Fund shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Calvert South Africa Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to The RISA Fund and the shareholders of The RISA Fund. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of The RISA Fund in connection with the Reorganization, and on such other written representations as The RISA Fund and Calvert South Africa Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither The RISA Fund nor Calvert South Africa Fund will recognize any gain or loss upon the transfer of the assets of The RISA Fund to, and the assumption of its liabilities by, Calvert South Africa Fund in exchange for Calvert South Africa Fund Shares and upon the distribution (whether actual or constructive) of Calvert South Africa Fund Shares to its shareholders in exchange for their shares of beneficial interest of The RISA Fund;

(ii) the shareholders of The RISA Fund who receive Calvert South Africa Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of The RISA Fund for Calvert South Africa Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Calvert South Africa Fund Shares received by The RISA Fund's shareholders will be the same as the basis of the shares of capital stock of The RISA Fund surrendered in the exchange; and

(iv) the basis of The RISA Fund's assets acquired by Calvert South Africa Fund will be the same as the basis of such assets to The RISA Fund immediately prior to the Reorganization.

(d) Opinion of Counsel. Calvert South Africa Fund shall have received the opinion of counsel for The RISA Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Calvert South Africa Fund, to the effect that:

(i) Harvest Funds is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Delaware;

(ii)     The  RISA  Fund  is  a  series  of  Harvest  Funds;  and

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Harvest Funds, and the Plan has been duly executed and delivered by Harvest Funds and is a valid and binding obligation of Harvest Funds and its series, The RISA Fund.

9.     CONDITIONS  TO  OBLIGATIONS  OF  THE  FUND

The obligations of The RISA Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of two thirds of all the votes entitled to be cast on the matter; and if necessary, the requisite vote of the shareholders of the other portfolios of Harvest Funds.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Calvert South Africa Fund shall have complied with each of its responsibilities under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Calvert South Africa Fund since December 31, 2000. As of the Effective Time of the Reorganization, The RISA Fund shall have received a certificate from Calvert South Africa Fund satisfactory in form and substance to The RISA Fund indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(i) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The RISA Fund shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to The RISA Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Calvert South Africa Fund and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of The RISA Fund in connection with the Reorganization, and on such other written representations as The RISA Fund and Calvert

South Africa Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither The RISA Fund nor Calvert South Africa Fund will recognize any gain or loss upon the transfer of the assets of The RISA Fund to and the assumption of its liabilities by Calvert South Africa Fund in exchange for Calvert South Africa Fund Shares and upon the distribution (whether actual or constructive) of Calvert South Africa Fund Shares to its shareholders in exchange for their shares of capital stock of The RISA Fund;

(ii) the shareholders of The RISA Fund who receive Calvert South Africa Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of The RISA Fund for Calvert South Africa Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Calvert South Africa Fund Shares received by The RISA Fund's shareholders will be the same as the basis of the shares of capital stock of The RISA Fund surrendered in the exchange; and

(iv) the basis of The RISA Fund assets acquired by Calvert South Africa Fund will be the same as the basis of such assets to The RISA Fund immediately prior to the Reorganization.

(e) Opinion of Counsel. The RISA Fund shall have received the opinion of counsel for Calvert South Africa Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to The RISA Fund, to the effect that:

(i) Calvert Impact Fund, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii)     Calvert  South  Africa  Fund  is a series of Calvert Impact Fund, Inc.;

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert Impact Fund, Inc., and the Plan has been duly executed and delivered by Calvert South Africa Fund and is a valid and binding obligation of Calvert Impact Fund, Inc. and its series, Calvert South Africa Fund;

(iv) Calvert South Africa Fund shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of Calvert South Africa Fund.

10.     AMENDMENTS,  TERMINATIONS,  NON-SURVIVAL  OF  COVENANTS,
     WARRANTIES  AND  REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of either party, amend the Plan at any time before or after approval of the Plan by shareholders of The RISA Fund, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The RISA Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Calvert South Africa Fund if: (i) a material condition to its performance under this Agreement or a material covenant of Calvert South Africa Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Calvert South Africa Fund.

(d) Calvert South Africa Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to The RISA Fund if: (i) a material condition to its performance under this Agreement or a material covenant of The RISA Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by The RISA Fund.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of The RISA Fund, without liability on the part of either party hereto or its respective directors, officers, or shareholders, and shall be terminated without liability as of the close of business on March 31, 2001, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

(g) All notices and other communications under this Agreement shall be: (i) in writing, (ii) delivered by hand, by registered or certified mail, return receipt requested, by overnight delivery service or by facsimile transmission to the address or facsimile number set forth below or such address of facsimile number as either party shall specify by a written notice to the other; and (iii) deemed given upon receipt.

(i)           Notice  to  Calvert:     Calvert  Group,  Ltd.
                              4550  Montgomery  Avenue,  Suite  1000N
                              Bethesda,  MD  20814
                              Attn:  General  Counsel
                              Fax  #:  301-657-7014

(ii)     Notice  to  RISA:          RISA  Investment  Advisers,  LLC
                              225  South  15th  Street,  Suite  930
                         Philadelphia,  PA  19102

11.     EXPENSES

The RISA Fund and Calvert South Africa Fund will bear their own expenses incurred in connection with this Reorganization.

12.     GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to each of the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, The RISA Fund and Calvert South Africa Fund have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.


(SEAL)                              HARVEST  FUNDS


Attest:


By:          /s/  Ivy  Wafford  Duke          By:          /s/  O.  Sam  Folin
                              Name:     O.  Sam  Folin
                              Title:     President


(SEAL)                              CALVERT  IMPACT  FUND,  INC.


By:          /s/  Ivy Wafford Duke          By:          /s/ Barbara J. Krumsiek
                              Name:  Barbara  J.  Krumsiek
                              Title:     President

                            Calvert Impact Fund, Inc.
                       STATEMENT OF ADDITIONAL INFORMATION

                             February __, 2001


                        Acquisition of the Assets of the

                                  The RISA Fund
                           (a series of Harvest Funds)
                        225 South 15th Street, Suite 930
                             Philadelphia, PA 19102


                        By and In Exchange for Shares of

                            Calvert South Africa Fund
                   (a series of the Calvert Impact Fund, Inc.)
                       4550 Montgomery Avenue, Suite 1000N
                            Bethesda, Maryland 20814


     This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of The RISA Fund for shares of the Calvert South Africa Fund, consists of this cover page, the Pro Forma Financial Information, and the Statement of Additional Information of the Calvert South Africa Fund, dated February __, 2001, attached hereto and incorporated by reference.

     This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated February __, 2001, relating to the above-referenced matter may be obtained from Calvert Group, 4550 Montgomery
Avenue, Suite 1000N, Bethesda, Maryland 20814. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.

The Prospectus and Statement of Additional Information of The RISA Fund are hereby incorporated by reference and are dated October 1, 2000. You may obtain copies by writing the Fund at RISA Investment Advisers, LLC, 225 South 15th Street, Suite 930, Philadelphia, PA 19102, or by calling the Fund at 1-800-441-7764.

     The  date  of  this  Statement of Additional Information is February __,
2001.

1

                            Calvert Impact Fund, Inc.
                            Calvert South Africa Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                       Statement of Additional Information
                                 February __, 2001

     New  Account     (800)  368-2748     Shareholder
     Information:     (301)  951-4820     Services:     (800)  368-2745
     Broker     (800)  368-2746     TDD  for  the  Hearing-
     Services:     (301)  951-4850     Impaired:     (800)  541-1524

     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Fund's Prospectus, dated March 2001. The audited financial statements of the Calvert South Africa Fund's predecessor fund, The RISA Fund, included in its most recent Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and The RISA Fund's shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund or by visiting our website at www.calvert.com.



                                TABLE OF CONTENTS




     Investment  Policies  and  Risks          2
     Investment  Restrictions                  8
     Dividends,  Distributions  and  Taxes     9
     Net  Asset  Value                        10
     Calculation  of  Total  Return           11
     Advertising                              11
     Purchase  and  Redemption  of  Shares    12
     Directors  and  Officers                 12
     Investment  Advisor  and  Subadvisors    14
     Administrative  Services  Agent          15
     Transfer  and  Shareholder  Servicing
       Agents                                 15
     Method  of  Distribution                 15
     Portfolio  Transactions                  16
     Personal  Securities  Transactions       17
     Independent  Accountants  and
       Custodians                             17
     General  Information                     17
     Appendix                                 18

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

Foreign  Securities
     Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over-the-counter. If the Fund invests in an ADR rather than directly in a foreign issuer's stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
     Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
     Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly.
Emerging Markets Securities. Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.
Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country.
     Forward Currency Exchange Contracts. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. It may also use foreign currency options and futures. See below. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades, although they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.
     The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
     Second, when the Advisor or Subadvisors believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Temporary  defensive  positions
     For temporary defensive purposes the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase  Agreements
     The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse  Repurchase  Agreements
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark-to-market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

african  sovereign  debt
     The  Fund  may  invest  up to 25% of its assets in fixed-income securities.
These include but are not limited to, foreign government obligations -- debt securities issued and backed by the respective government bodies. In terms of their government backing, these securities will structurally resemble U.S. Government and U.S. Government agency issues. In many instances the debt issues of African sovereignties represent low quality securities and may be comparable to securities rated below investment-grade. Because of their speculative characteristics, they trade at substantial discounts from face value, but may offer substantial long-term capital appreciation.

Non-Investment  Grade  Debt  Securities
     Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are four NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
     The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
     When purchasing high-yielding securities rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

derivatives
     The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisors judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options  and  Futures  Contracts
     The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
     The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
     The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges or over-the-counter. The Fund will purchase such options only to hedge against changes in the value of securities the Fund holds and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
     The Fund may purchase call options on securities. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national or foreign securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
     When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
     When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
     The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
     Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Subadvisors and verified in appropriate cases.
     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
     The Fund understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Subadvisors, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
     The Fund may only invest in futures contracts to hedge its respective existing investment positions and not for income enhancement, speculation or leverage purposes.
     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
     The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes.
     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.
     The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
     Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Foreign Currency Transactions. Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
     The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisors believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests. See above under "Foreign Securities."
     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
     Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

lending  portfolio  securities
     The  Fund  may  lend  its  securities to member firms of the New York Stock
Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve their right to vote upon matters of importance affecting holders of the securities. The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisors deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

                             INVESTMENT restrictions
                             -----------------------

Fundamental  Investment  Restrictions

     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental  Investment  Restrictions

     The Fund's Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
(2) The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Fund's existing futures and related options positions and premiums paid for related options would not exceed 5% of its total assets, excluding any bona fide hedging purposes.
(3)The Fund may not make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

     Any investment restriction which involves a maximum percentage of securities or assets (except for fundamental investment restriction three and nonfundamental investment restriction one) shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.
`
                       dividends, distributions, and taxes
                       -----------------------------------

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, and pay taxes on its income and gains rather than passing through its income and gains to shareholders, so that shareholders also would pay taxes on these same income and gains.
     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.
     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
     The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% of each reportable redemption transaction occurring if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
     Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
     Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requesting this information may contact Calvert.

                                 net asset value
                                 ---------------

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the market value of the Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
     The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; and (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the ask price is lower, in which event such bid or ask price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which could materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

                           calculation of total return
                           ---------------------------

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total  return  is  computed  according  to  the  following  formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge, except quotations of "return without maximum load," (or "without CDSC") which do not deduct sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.
     The standardized total return for Class A shares is "linked" to the total return of the Fund's predecessor, The RISA Fund. In the table below, performance results for Class A are for the predecessor. Please note that current expenses for the Class A Shares of the Fund are capped at 2.25%, the same as they were for The RISA Fund. Annual total returns for The RISA did not include the assessment of any sale loads, and therefore actual performance would have differed.
     Total returns for the Fund's shares for the periods indicated are as follows:

Periods  Ended                 Class  A
September  30,  2000          Total  Return

Calvert  South  Africa  Fund
One  year                       4.19%
Five  years                     N/A
From  date  of  inception*      4.69%

*(October  1,  1999)

                                   advertising
                                   -----------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles and rationale, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2000). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                        purchase and redemption of shares
                        ---------------------------------

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     The Fund has filed a notice of election under Rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) See the prospectus for more details on purchases and redemptions.

                             DIRECTORS AND OFFICERS
                             ----------------------

     The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Directors.


                                                      Principal
                                                      Occupation(s)  During
Name, Address & Date of Birth   Position  with  Fund    Last  5  Years

Rebecca Adamson,                Director               President of the National
DOB: 09/10/47                                          non-profit, First Nations
                                                       Financial  Project.

Miles  Douglas  Harper,  III    Director                   Partner
DOB: 10/16/62                                        Gainer Donnelly & Desroches
                                                       since January 1999. Prior
                                                          to that Mr. Harper was
                                                           Vice President, Wood,
                                                           Harper,  PC.

Joy V. Jones, Esq.,             Director              Attorney and entertainment
DOB:  07/02/50                                         manager in New York City.

*Barbara J. Krumsiek,           Director              President, Chief Executive
DOB: 08/09/52                                          Officer and Vice Chairman
                                                    of Calvert Group, Ltd. Prior
                                                    to joining Calvert Group, in
                                                       1997, Ms. Krumsiek served
                                                       as a Managing Director of
                                                     Alliance Fund Distributors,
                                                                Inc. since 1974.

*D. Wayne Silby,                Director             President of Calvert Social
DOB: 07/20/48                                      Investment Fund. Mr. Silby is
                                                      also Executive Chairman of
                                                  Group Serve, Inc., an internet
                                                    company focused on community
                                                   building collaborative tools.

Reno J. Martini,                Director                Senior Vice President of
DOB: 01/13/50                                        Calvert Group. Ltd., Senior
                                                        Vice President and Chief
                                                   Investment Officer of Calvert
                                                 Asset Management Company, Inc.,
                                                   and Director and President of
                                                  Calvert-Sloan Advisers, L.L.C.


Ronald M. Wolfsheimer, CPA,     Officer                Senior Vice President and
DOB: 07/24/52                                         Chief Financial Officer of
                                                             Calvert Group, Ltd.

--------------------------------------------------------------------------------
*William M. Tartikoff, Esq.     Director                  Senior Vice President,
DOB: 08/12/47                                     Secretary, and General Counsel
                                                          of Calvert Group, Ltd.
--------------------------------------------------------------------------------
Susan Walker Bender, Esq.       Officer                Associate General Counsel
DOB: 01/29/59                                             of Calvert Group, Ltd.
--------------------------------------------------------------------------------
Ivy Wafford Duke, Esq.          Officer                Associate General Counsel
DOB: 09/07/68                                    of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1996,
                                                  Ms. Duke had been an Associate
                                                    in the Investment Management
                                                       Group of the Business and
                                                   Finance Department at Drinker
                                                      Biddle & Reath since 1993.
--------------------------------------------------------------------------------
Victor Frye, Esq.               Officer           Counsel and Compliance Officer
DOB: 10/15/58                                    of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                                       Mr. Frye had been Counsel
                                                   and Manager of the Compliance
                                                      Department at The Advisors
                                                               Group since 1986.
--------------------------------------------------------------------------------
Jennifer Streaks, Esq.          Officer             Assistant General Counsel of
DOB: 08/02/71                                       Calvert Group, Ltd. Prior to
                                                        joining Calvert Group in
                                                    1999, Ms. Streaks had been a
                                                       Regulatory Analyst in the
                                                    Market Regulation Department
                                                     of the National Association
                                                     of Securities Dealers since
                                                            1997. Prior to this,
                                                      Ms. Streaks had been a law
                                                          clerk to the Honorable
                                                       Maurice Foley at the U.S.
                                                    Tax Court for the year since
                                                          graduating from Howard
                                                       University School of Law,
                                                         where she was a student
                                                                      1993-1996.
--------------------------------------------------------------------------------
Michael V. Yuhas Jr., CPA       Officer                         Director of Fund
DOB: 08/04/61                                                  Administration of
                                                             Calvert Group, Ltd.
--------------------------------------------------------------------------------

     The address of Directors and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the Officers is also an Officer of Calvert-Sloan Advisers, L.L.C., each of the subsidiaries of Calvert Group, Ltd., and each of the other investment companies in the Calvert Group of Funds. Each of the above Directors marked with a , is also a Director/Trustee of certain other investment companies in the Calvert Group of Funds.
     The Audit Committee of the Board is composed of those Directors who are not interested persons.
     Directors of the Fund not affiliated with the Funds may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Directors' Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           Director Compensation Table

Fiscal Year 2000       Aggregate     Pension or Retirement                 Total
(unaudited numbers)  Compensation   Benefits Accrued as part   Compensation from
               from Registrant for   of Registrants Expenses*     Registrant and
               Service as Director                          Fund Complex paid to
                                                                      Director**

Name  of  Director

Rebecca  Adamson            N/A                 N/A                      $34,932
Miles Douglas Harper III    N/A                 N/A                          N/A
Joy  V.  Jones,  Esq.       N/A                 N/A                      $24,932
D.  Wayne  Silby            N/A                 N/A                      $63,432

*Mesdames Adamson and Jones have chosen to defer a portion of their compensation. As of September 30, 2000, total deferred compensation, including dividends and capital appreciation, were $68,578.10 and $31,238.96 for each of them, respectively.
** As of September 30, 2000, the Fund Complex consists of eleven (11) registered investment companies.

                       investment advisor and Subadvisors
                       ----------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). On January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders;
shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     The Advisor and Subadvisors have agreed to limit annual fund operating expenses (net of any expense offset arrangements and exclusive of any performance fee adjustment, estimated to be approximately 0.20%) through March 29, 2002. The contractual expense cap is 2.25% for Class A. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and the transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

Subadvisors

     RISA Investment Advisers, LLC, located in Philadelphia, PA was formed in 1997 by Sam Folin. It receives a subadvisory fee, paid by the Advisor, of 0.40% of the Fund's average daily net assets.

     African Harvest Asset Managers Limited, located in Newlands, South Africa was formed in 1997 and provides investment management services to South African clients including union retirement funds. It receives a subadvisory fee, paid by the Advisor, of 0.40% of the Fund's average daily net assets.

     The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisors or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new
Subadvisors or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisors or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisors or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

                          administrative services AGENT
                          -----------------------------

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly of 0.20% of the Fund's average daily net asset.

                    Transfer and shareholder servicing agentS
                    -----------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc., ("CSSI") a subsidiary of Calvert Group, Ltd., and Acacia has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, NFDS and CSSI receive a fee based on number of the shareholder accounts and transactions.

                             method of distribution
                             ----------------------

     Calvert Distributors, Inc. ("CDI") and BOE Securities, Inc. are the principal underwriters and distributors for the Fund. CDI is an affiliate of CAMCO. BOE Securities is a registered broker-dealer firm located at 225 South 15th Street, Suite 928, Philadelphia, PA 19102. Under the terms of its underwriting agreement with the Fund, the distributors market and distribute the Fund's shares and are responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan (the "Plans") that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A may not exceed, on an annual basis, 0.35% of the Fund's average daily net assets.
     The Fund's Distribution Plan was approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plan, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.
     The Plan may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders of the Fund; otherwise, the Plan may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and
(ii)  the  vote  of  a  majority  of  the  entire  Board  of  Directors.
     Apart from the Plan, the Advisor and the distributors, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or distributors have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those Firm's accounts for their marketing and distribution of the Fund shares, above the usual sales charges and services fees. The distributors make a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, the distributors are entitled to share, pursuant to the Distribution Plan, a distribution fee and a service fee from the Fund based on the average daily net assets. These fees are paid pursuant to the Fund's Distribution Plan.

Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                    As a % of    As a % of    Allowed to
Amount  of                          offering     net amount   Brokers as a % of
Investment                          price        invested     offering  price
Less  than  $50,000                 4.75%        4.99%        4.00%
$50,000 but less than $100,000      3.75%        3.90%        3.00%
$100,000 but less than $250,000     2.75%        2.83%        2.25%
$250,000 but less than $500,000     1.75%        1.78%        1.25%
$500,000 but less than $1,000,000   1.00%        1.01%        0.80%
$1,000,000  and  over               0.00%        0.00%        0.00%


The distributors receive any front-end sales charge paid. A portion of the front-end sales charge may be reallowed to dealers.
            Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

                             PORTFOLIO transactions
                             ----------------------

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.
Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisors obligation to seek best execution. The Advisor or Subadvisors may also consider sales of Fund shares as a factor in the selection of brokers, again subject to best execution (i.e., the fund will not "pay up" for such transactions).
     While the Fund's Advisor and Subadvisors select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses;
providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor or Subadvisors may also direct selling concessions and/or discounts in fixed-price offerings for research services.
     If, in the judgment of the Advisor or Subadvisors, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     The Fund, its Advisor, and principal underwriters have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is deigned to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

                     independent accountants and custodians
                     --------------------------------------

     Arthur Andersen LLP has been selected by the Board of Directors to serve as independent accountants for fiscal year 2001. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets.
The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

                               general information
                               -------------------

     The Fund is a series of Calvert Impact Fund, Inc., an open-end management investment company organized as a Maryland Corporation on August 10, 2000. The Fund is non-diversified. Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers one class of shares: Class A. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract.

                                     ------
                                    appendix
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS

Corporate  Bonds:
Description  of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
     C/C: This rating is only for income bonds on which no interest is being paid.
     D:  Debt  in  default;  payment of interest and/or principal is in arrears.

Commercial  Paper:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD  &  POOR'S  CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

     The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency or Thompson's Bankwatch.

                                LETTER OF INTENT


                                                                            Date

Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Bethesda,  MD  20814

Ladies  and  Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I  intend  to  invest  in  the shares of:          (Fund or Portfolio name)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer     Name  of  Investor(s)


By
     Authorized  Signer     Address



Date     Signature  of  Investor(s)



Date     Signature  of  Investor(s)

INVESTMENT  ADVISOR
Calvert  Asset  Management  Company,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Shareholder  ServiceS     TRANSFER  AGENT
Calvert  Shareholder  Services,  Inc.     National Financial Data Services, Inc.
4550  Montgomery  Avenue     330  West  9th  Street
Suite  1000N     Kansas  City,  Missouri  64105
Bethesda,  Maryland  20814

PRINCIPAL  UNDERWRITERS     INDEPENDENT  accountants
Calvert  Distributors,  Inc.     Arthur  Andersen  LLP
4550  Montgomery  Avenue     1601  Market  Street
Suite  1000N     Philadelphia,  PA  19103
Bethesda,  Maryland  20814

BOE  SECURITIES,  INC.
225  South  15th  Street
Suite  928
Philadelphia,  PA  19102

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
PROFORMA  STATEMENTS  OF  ASSETS  AND  LIABILITIES                    Calvert
MARCH  31,  2000  (UNAUDITED)                                      South Africa
              Calvert           The     Calvert                         Fund
            New Africa          RISA   South Africa    Proforma       Proforma
               Fund              Fund     Fund      Adjustments       Combined
ASSETS
Investments in securities,
at value -  $5,128,279     $1,091,757          $0             -     $6,220,036
 (Cost  $5,781,152, $1,117,552,  and  $0  respectively.

Foreign Currency     -         88,631           0             -         88,631
Cash             6,435         58,960           0             -         65,395
Receivable for securities sold
               337,506        166,699           0             -        504,205
Interest and dividends receivable
                13,247          3,107           0             -         16,354
Receivable for shares sold
                   139              -           0             -            139
Receivable from Advisor
                     -         53,132           0             -         53,132
Other assets    11,937         10,053           0             -         21,990
Deferred offering costs
                     -         20,467           0             -         20,467
Total assets 5,497,543      1,492,806           0             -      6,990,349

LIABILITIES
Payable for securities purchased
               241,070        275,929           0             -        516,999
Payable to Bank
               103,092              -           0             -        103,092
Payable for shares redeemed
                 1,163              -           0             -          1,163
Payable to Calvert-Sloan Advisors, LLC
                22,046              -           0             -         22,046
Payable to Calvert Shareholder Services, Inc.
                   405              -           0             -            405
Payable to Calvert Distributors Inc.
                 1,195              -           0             -          1,195
Accrued expenses and other liabilities
                34,512         63,951           0             -         98,463
Total liabilities
               403,483        339,880           0             -        743,363
NET ASSETS  $5,094,060     $1,152,926          $0             -     $6,246,986

NET  ASSETS
Paid-in  capital  applicable  to  the  following  shares  of  common stock,  $0.01  par  value  with  250,000,000  shares  authorized for  Calvert  New  Africa  Class  A,  B,  and  C  combined:
Class A: 721,127 shares outstanding,
            $8,599,543
Class B: 12,174 shares outstanding,
               115,760
Class C: 4,330 shares outstanding,
                36,430
Paid-in capital, The RISA Fund, 98,821 shares outstanding, $0.001 par value,
unlimited authorization    $1,135,000
Paid-in capital, Calvert South Africa Fund, 0 shares outstanding
                                               $0             -     $9,886,733
Undistributed net investment income (loss)
              (11,098)         5,735            0            -         (5,363)
Accumulated net realized gain (loss) on investments and foreign currencies
           (2,984,935)        39,567            0            -     (2,945,368)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies
             (661,640)       (27,376)           0            -       (689,016)
NET ASSETS $5,094,060     $1,152,926           $0            -      $6,246,986


NET ASSETS - CLASS A
           $4,980,860     $1,152,926           $0                   $6,246,986
SHARES OUTSTANDING - CLASS A
              721,127 (1)     98,821 (1)        0(1)  (419,986)    416,466 (1)
NET ASSET VALUE - CLASS A
                $6.91         $11.67       $15.00                   $15.00 (4)
MAXIMUM SALES CHARGE - CLASS A
                 0.34 (3)        N/A         0.75 (3)                 0.75 (3)
OFFERING PRICE - CLASS A
                $7.25         $11.67       $15.75                       $15.75

NET ASSETS - CLASS B
              $83,114            N/A          N/A                          N/A
SHARES OUTSTANDING - CLASS B
               12,174 (1,2)      N/A          N/A                          N/A
NET ASSET VALUE - CLASS B
                $6.83            N/A          N/A                          N/A

NET ASSETS - CLASS C
              $30,086            N/A          N/A                          N/A
SHARES OUTSTANDING - CLASS C
                4,330 (1,2)      N/A          N/A                          N/A
NET ASSET VALUE - CLASS C
                $6.95            N/A          N/A                          N/A


(1) The proforma combined shares outstanding consists of 721,127 shares of the Calvert New Africa Fund Class A, 12,174 shares of Calvert New Africa Class B, 4,330 shares of Calvert New Africa Fund Class C, 98,821 shares of The RISA Fund, and 416,466 shares issued to shareholders of the new combined entity, the Calvert South Africa Fund.

(2) The Calvert New Africa Fund's Class B & C shareholders exchanged into Class A of the Calvert South Africa Fund.

(3) The maximum sales charge for the Calvert New Africa Fund and the new Calvert South Africa Fund is 4.75%.

(4) The Calvert South Africa Fund's net asset value has been established at $15.00 per share.

N/A  -  Not  Applicable

See  Notes  to  Proforma  Financial  Statements.

     CALVERT  NEW  AFRICA  FUND
     THE  RISA  FUND
     CALVERT  SOUTH  AFRICA  FUND
     PROFORMA  STATEMENTS  OF  ASSETS  AND  LIABILITIES               Calvet
     SEPTEMBER  30,  2000  (UNAUDITED)                            South Africa
               Calvert            The      Calvert                    Fund
            New Africa           RISA   South Africa   Proforma       Proforma
               Fund              Fund        Fund     Adjustments     Combined
ASSETS
Investments in securities, at value -
            $4,146,360       $882,018          $0            -      $5,028,378
   (Cost  $5,186,009,  $966,129,  and  $0  respectively.
Foreign Currency     -              -           0            -               0
Cash                 0              -           0            -               0
Receivable for securities sold
                90,139              -           0            -          90,139
Interest and dividends receivable
                16,720          6,029           0            -          22,749
Receivable for shares sold
                   145              -           0            -             145
Receivable from Advisor
                     -        116,963           0            -         116,963
Other assets    14,024             13           0            -          14,037
Deferred offering costs
                     -              -           0            -               0
Total assets 4,267,388      1,005,023           0            -       5,272,411

LIABILITIES
Payable for securities purchased
                11,035              -           0            -          11,035
Payable to Bank 76,530              -           0            -          76,530
Payable for shares redeemed
                 2,293              -           0            -           2,293
Payable to Calvert-Sloan Advisors, LLC
                13,915              -           0            -          13,915
Payable to Calvert Shareholder Services, Inc.
                   343              -           0            -             343
Payable to Calvert Distributors Inc.
                   960              -           0            -             960
Accrued expenses and other liabilities
                19,086         54,000           0            -          73,086
  Total liabilities
               124,162         54,000           0            -         178,162
NET ASSETS  $4,143,226       $951,023          $0            -      $5,094,249

NET ASSETS
Paid-in  capital  applicable  to  the  following  shares  of  common stock,  $0.01  par  value  with  250,000,000  shares  authorized for  Calvert  New  Africa  Class  A,  B,  and  C  combined:
Class A: 712,506 shares outstanding,
            $8,543,951
Class B: 23,456 shares outstanding,
               178,578
Class C: 3,713 shares outstanding,
                31,558
Paid-in capital, The RISA Fund, 91,217 shares outstanding,
$0.001 par value, unlimited authorization
                           $1,015,882
Paid-in capital, Calvert South Africa Fund, 0 shares outstanding
                                               $0            -      $9,769,969
Undistributed net investment income (loss)
               (5,354)          33,416           0           -          28,062
Accumulated net realized gain (loss) on investments and foreign currencies
           (3,551,863)         (14,032)          0           -     (3,565,895)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies
           (1,053,644)         (84,243)          0           -     (1,137,887)
NET ASSETS $4,143,226         $951,023          $0           -      $5,094,249


NET ASSETS - CLASS A
           $3,993,075         $951,023          $0                  $5,094,249
SHARES OUTSTANDING - CLASS A
              712,506 (1)       91,217 (1)       0(1)  (491,275)   339,617 (1)
NET ASSET VALUE - CLASS A
                $5.60           $10.43      $15.00                  $15.00 (4)
MAXIMUM SALES CHARGE - CLASS A
                 0.28 (3)          N/A        0.75(3)                 0.75 (3)
OFFERING PRICE - CLASS A
                $5.88           $10.43      $15.75                      $15.75

NET ASSETS - CLASS B
             $129,285              N/A         N/A                         N/A
SHARES OUTSTANDING - CLASS B
               23,456 (1,2)        N/A         N/A                         N/A
NET ASSET VALUE - CLASS B
                $5.51              N/A         N/A                         N/A

NET ASSETS - CLASS C
              $20,866              N/A         N/A                         N/A
SHARES OUTSTANDING - CLASS C
                3,713 (1,2)        N/A         N/A                         N/A
NET ASSET VALUE - CLASS C
                $5.62              N/A         N/A                         N/A

(1) The proforma combined shares outstanding consists of 712,506 shares of the Calvert New Africa Fund Class A, 23,456 shares of Calvert New Africa Class B, 3,713 shares of Calvert New Africa Fund Class C, 91,217 shares of The RISA Fund, and 339,617 shares issued to shareholders of the new combined entity, the Calvert South Africa Fund.

(2) The Calvert New Africa Fund's Class B & C shareholders exchanged into Class A of the Calvert South Africa Fund.

(3) The maximum sales charge for the Calvert New Africa Fund and the new Calvert South Africa Fund is 4.75%.

(4) The Calvert South Africa Fund's net asset value has been established at $15.00 per share.

N/A  -  Not  Applicable

See  Notes  to  Proforma  Financial  Statements.

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
PROFORMA  STATEMENTS  OF  OPERATIONS
YEAR  ENDED  MARCH  31,  2000  (UNAUDITED)   Calvert
                                           South Africa
Calvert      The    Calvert                    Fund                       The
New Africa  RISA  South Africa    Proforma   Proforma                     RISA
Fund*       Fund**  Fund       Adjustments   Combined                     Fund
NET INVESTMENT INCOME
Investment Income:
Dividend income

$258,071   $7,668          $0            -   $265,739                   $3,834
Interest income
  11,081   17,240           0            -     28,321                    8,620
Total investment income
 269,152   24,908           0            0    294,060                   12,454

Expenses:                                             Basis
                                                      Points  Dollars
Investment advisory fee
 96,961     8,398           0      (30,432)1   74,927    105   74,927    4,199
Interest
108,102         -           0     (108,102)2        0      0        0        -
Administrative Service Fee
      0         0           0      14,272 3    14,272     20   14,272        0
Transfer  agency  fees  and expenses
 32,899     4,340           0          581 4   37,820     53   37,820    2,170
Distribution  Plan  expenses:
Class  A
 15,918     1,680           0          242 5   17,840     25   17,840      840
Class  B
    807         -           -         (807)5        0      0        0        -
Class  C
    161         -           -         (161)5        0      0        0        -
Insurance
      -    18,544           0      (18,544)6        0      0        0    9,272
Directors'  fees  and  expenses
 27,692    11,522           0      (32,078)7    7,136     10    7,136    5,761
Accounting  fees
 18,100    23,322           0      (39,281)8    2,141      3    2,141   11,661
Custodian  fees
 34,681    27,158           0      (31,868)9   29,971     42   29,971   13,579
Registration  fees
 36,575    14,404           0        7,536 13  58,515     82   58,515    7,202
Reports  to  shareholders
 11,988     7,682           0       (6,825)13  12,845     18   12,845    3,841
Professional fees
 32,439    52,814           0      (74,549)10  10,704     15   10,704   26,407
Organizational  expenses
 14,068    39,006           0      (53,074)11       0      0        0   19,503
Miscellaneous
  4,173     7,202           0      (10,661)13     714      1      714    3,601
Total  expenses
434,564   216,072           0     (383,753)   266,883    374  266,883  108,036
                                                               266,883
Reimbursement  from  Advisor:
Class  A
(79,017) (202,634)          0      188,210 12 (93,441)  -131 (93,441)(101,317)
Class  B
(11,173)        -           -       11,173 12       0      0       0         -
Class  C
(10,639)        -           -       10,639 12       0      0       0         -
Fees  paid  indirectly
(12,885)        -           0            0    (12,885)   -18  (12,885)       -
Net  expenses
320,850    13,438           0     (173,730)   160,558    225  160,558    6,719
                                                              160,558

NET  INVESTMENT  INCOME  (LOSS)
(51,698)   11,470           0      173,730    133,502                    5,735

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
Net  realized  gain  (loss)  on:
Investments
(1,081,308) 48,953          0            -  (1,032,355)                 48,953
Foreign currency transactions
(50,849)    (9,386)         0            -     (60,235)                (9,386)
(1,132,157) 39,567          0            0  (1,092,590)                 39,567

Change  in  unrealized  appreciation  or  (depreciation)  on:
Investments  and  foreign currencies
(1,125,362) (25,795)        0            -  (1,151,157)               (25,795)
Assets  and  liabilities denominated in foreign currencies
(9,005)      (1,581)        0            -     (10,586)                (1,581)
(1,134,367) (27,376)        0            0  (1,161,743)               (27,376)

NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
(2,266,524)  12,191         0            -  (2,254,333)                 12,191

INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS
($2,318,222) $23,661       $0            - ($2,294,561)                $17,926


AVERAGE  NET  ASSETS  -  CLASS  A
  6,367,264  671,840        0            -   7,135,918                 671,840
RATIO  OF  TOTAL  EXP  TO  AVG  N/A  -  CLASS  A
  6.39%       32.16%     0.00%       -           3.74%                  32.16%
RATIO  OF  NET  EXP  TO  AVG  N/A  -  CLASS  A
  4.95%        2.00%     0.00%       -           2.25%  12               2.00%

AVERAGE  NET  ASSETS  -  CLASS  B
 80,729          N/A       N/A       -             N/A
RATIO  OF  TOTAL  EXP  TO  AVG  N/A  -  CLASS  B
  19.74%         N/A       N/A       -             N/A
RATIO  OF  NET EXP TO AVG N/A - CLASS B
   5.70%         N/A       N/A       -             N/A

AVERAGE  NET  ASSETS  -  CLASS  C
 16,086          N/A       N/A       -             N/A
RATIO  OF  TOTAL  EXP  TO  AVG  N/A  -  CLASS  C
  72.04%         N/A       N/A       -             N/A
RATIO  OF  NET EXP TO AVG N/A - CLASS C
   5.70%         N/A       N/A       -             N/A

*  For  the  year  ended  March  31,  2000.
** For the period from the commencement of operations October 1, 1999 through March 31, 2000. Since the Fund has only six months of operations, the income and expense amounts have been restated to reflect the results that could have been expected for one year.

1 To reflect the change in Investment Advisory Fees. The Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 1.05% of the Fund's average daily net assets.

2 To reflect an administrative service fee of 0.20% of the Fund's average daily net assets.

3 The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002.

4 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on April 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

See  Notes  to  Proforma  Financial  Statements.

     CALVERT  NEW  AFRICA  FUND
     THE  RISA  FUND
     CALVERT  SOUTH  AFRICA  FUND
     PROFORMA  STATEMENTS  OF  OPERATIONS
     SIX  MONTHS  ENDED  SEPTEMBER  30,  2000  (UNAUDITED)

                                   Calvert
                                 South Africa                               The
Calvert  The   Calvert               Fund     The    The                    RISA
New     RISA   South    Proforma   Proforma   RISA   RISA                   Fund
Africa  Fund **Africa Adjustments  Combined   Fund   Fund                Squeeze
Fund *          Fund

NET  INVESTMENT  INCOME
Investment  Income:
Dividend  income

$77,189  $11,308    $0         -    $88,497  $3,834  $15,142             $11,308

Interest  income

    617    4,557     0         -      5,174   8,620   13,177               4,557

Total  investment  income

 77,806   15,865     0         0     93,671  12,454   28,319              15,865

Expenses:                                                  Basis
                                                           Points Dollars
Investment  advisory  fee
32,203     5,942     0  (10,550)1    27,595   4,199  10,141                5,942
                                                              105  27,595
Interest
 1,264         -     0   (1,264)2         0       -       -                    -
                                                                0       0
Administrative  Service  Fee
     0         0     0    5,256 3     5,256       0       0                    0
                                                               20   5,256
Transfer  agency  fees  and  expenses
14,438    29,021     0  (29,530)4    13,929   2,170   31,191              29,021
                                                               53  13,929
Distribution  Plan  expenses:
Class  A
 5,215     1,188     0      167 5     6,570     840    2,028               1,188
                                                               25   6,570
Class  B
   514         -     -     (514)5         0       -        -                   -
                                                                0       0
Class  C
    94         -     -      (94)5         0       -        -                   -
                                                                0       0
Insurance
     0    19,312     0  (19,312)6         0       -    1,932               1,932
                                                                0       0
 Directors'  fees  and  expenses
10,859     4,239     0  (12,470)7     2,628   5,761   10,000               4,239
                                                               10   2,628
Accounting  fees
 5,981   102,339     0 (107,532)8       788  11,661  114,000             102,339
                                                                3     788
Custodian  fees
26,088    (8,176)    0   (6,874)9    11,038  13,579    5,403             (8,176)
                                                               42  11,038
Registration  fees
14,540    (1,184)    0    8,194 13    21,550   7,202    6,018            (1,184)
                                                               82  21,550
Reports  to  shareholders
 4,450     1,186     0     (905)13    4,731   3,841    5,027               1,186
                                                               18   4,731
Professional  fees
 7,102     6,627     0   (9,787)10    3,942  26,407   33,034               6,627
                                                               15   3,942
Organizational  expenses
     -    20,467     0  (20,467)11        0  19,503   39,970              20,467
                                                                0       0
Miscellaneous
   870    (3,560)    0    2,953 13      263  12,873    9,313             (3,560)
                                                                1     263
Total  expenses
123,618  177,401     0 (202,728)     98,291  108,036  285,437            177,401
                                                              374  98,291
                                                                    196,044
Reimbursement  from  Advisor:
Class  A
(29,637)(60,653)     0   63,104 12  (27,186)(101,317)(161,970)          (60,653)
                                                              131 (27,186)
Class  B
(5,077)       -      -    5,077 12        0        -        -
                                                                0       0
Class  C
(4,869)       -      -    4,869 12        0        -        -
                                                                0       0
Fee  waivers
     -  (107,241)    0  107,241 12        0          (107,241)         (107,241)
                                                                0       0
Fees  paid  indirectly
(11,973)       -     0        0 4   (11,973)       -        -                  0
                                                              -18 (11,973)
Net  expenses
72,062     9,507     0  (22,437)     59,132    6,719   16,226              9,507
                                                              225  59,132
                                                                    117,941

NET  INVESTMENT  INCOME  (LOSS)
 5,744     6,358     0   22,437      34,539   5,735    12,093              6,358

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
Net  realized  gain  (loss)  on:
Investments
(498,005)(62,985)    0        -    (560,990) 48,953   (14,032)          (62,985)
Foreign  currency  transactions
 (68,923) (9,261)    0        -     (78,184) (9,386)  (18,647)           (9,261)
(566,928)(72,246)    0        0    (639,174) 39,567   (32,679)          (72,246)

Change  in  unrealized  appreciation  or  (depreciation)  on:
Investments  and  foreign  currencies
(401,672)(58,316)    0        -    (459,988) (25,795) (84,111)          (58,316)
Assets  and  liabilities  denominated  in  foreign  currencies
   9,668   1,449     0        -      11,117   (1,581)    (132)             1,449
(392,004)(56,867)    0        0    (448,871) (27,376) (84,243)          (56,867)

NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
(958,932)(129,113)   0        -  (1,088,045)  12,191 (116,922)         (129,113)

INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS
($953,188)($122,755) $0       - ($1,075,943) $17,926 ($104,829)       ($122,755)


AVERAGE NET ASSETS - CLASS A
4,172,091   948,122   0       -   5,241,823  671,840   811,280           948,122
RATIO  OF  TOTAL EXP TO AVG N/A - CLASS A
5.30%(a)  37.32%(a) 0.00%(a)  -    3.74%(a)   32.16%    35.18%            37.32%
RATIO  OF  NET  EXP  TO  AVG N/A - CLASS A
3.33%(a)   2.00%(a) 0.00%(a)  -    2.25%(a)3   2.00%     2.00%             2.00%

AVERAGE  NET  ASSETS  -  CLASS B
102,746         N/A     N/A   -        N/A
RATIO  OF  TOTAL  EXP  TO AVG N/A - CLASS B
 14.49%(a)      N/A     N/A   -        N/A
RATIO  OF  NET  EXP  TO  AVG  N/A  - CLASS B
  4.08%(a)      N/A     N/A   -        N/A

AVERAGE  NET  ASSETS  -  CLASS  C
 18,864         N/A     N/A   -        N/A
RATIO  OF  TOTAL  EXP  TO AVG N/A - CLASS C
 56.13%(a)      N/A     N/A   -        N/A
RATIO  OF  NET  EXP  TO  AVG  N/A  - CLASS C
  4.08%(a)      N/A     N/A   -        N/A


(a)  Annualized
*  For  the  six  months  ended  September  30,  2000.
** For the six months ended September 30, 2000. For comparative purposes, the period used is the six month interim period from April 1, 2000 through September 30, 2000.

1 To reflect the change in Investment Advisory Fees. The Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 1.05% of the Fund's average daily net assets.

2 To reflect an administrative service fee of 0.20% of the Fund's average daily net assets.

3 The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002.

4 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on April 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

See  Notes  to  Proforma  Financial  Statements.

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
PROFORMA  STATEMENTS  OF  ASSETS  AND  LIABILITIES
MARCH  31,  2000  (UNAUDITED)

Calvert              The           Calvert
New Africa          RISA       South Africa      Proforma            Proforma
Fund                Fund              Fund    Adjustments            Combined
ASSETS
Investments  in  securities,  at value -
 $5,128,279   $1,091,757                $0              -          $6,220,036
 (Cost  $5,781,152,  $1,117,552,  and  $0  respectively.
Foreign  Currency
          -       88,631                 0              -              88,631
Cash
      6,435       58,960                 0              -              65,395
Receivable  for  securities  sold
    337,506      166,699                 0              -             504,205
Interest  and  dividends  receivable
     13,247        3,107                 0              -              16,354
Receivable  for  shares  sold
        139            -                 0              -                 139
Receivable  from  Advisor
         -        53,132                 0              -              53,132
Other  assets
    11,937        10,053                 0              -              21,990
Deferred  offering  costs
         -        20,467                 0              -              20,467
Total  assets
 5,497,543     1,492,806                 0              -           6,990,349

LIABILITIES
Payable  for  securities  purchased
   241,070       275,929                 0              -             516,999
Payable  to  Bank
   103,092             -                 0              -             103,092
Payable  for  shares  redeemed
     1,163             -                 0              -               1,163
Payable  to  Calvert-Sloan  Advisors,  LLC
    22,046             -                 0              -              22,046
Payable to Calvert Shareholder Services, Inc.
       405             -                 0              -                 405
Payable  to  Calvert  Distributors  Inc.
     1,195             -                 0              -               1,195
Accrued  expenses  and  other  liabilities
    34,512        63,951                 0              -              98,463
Total  liabilities
   403,483       339,880                 0              -             743,363
NET  ASSETS
$5,094,060    $1,152,926                $0              -          $6,246,986

NET  ASSETS
Paid-in  capital  applicable  to  the  following  shares  of  common stock,  $0.01  par  value  with  250,000,000  shares  authorized for  Calvert  New  Africa  Class  A,  B,  and  C  combined:
Class  A:  721,127  shares  outstanding,
$8,599,543
Class  B:  12,174  shares  outstanding,
   115,760
Class  C:  4,330  shares  outstanding,
    36,430
Paid-in  capital,  The  RISA  Fund,  98,821  shares  outstanding,
 $0.001  par  value,  unlimited  authorization
              $1,135,000
Paid-in  capital,  Calvert  South  Africa  Fund,  0  shares  outstanding
                                        $0              -          $9,886,733
Undistributed  net  investment  income  (loss)
(11,098)           5,735                 0              -             (5,363)
Accumulated  net  realized  gain  (loss)  on  investments
 and  foreign  currencies
(2,984,935)       39,567                 0              -         (2,945,368)
Net  unrealized  appreciation  (depreciation)  on  investments and  assets  and  liabilities  in  foreign  currencies
  (661,640)      (27,376)                0              -           (689,016)
NET  ASSETS
$5,094,060    $1,152,926                $0              -          $6,246,986


NET  ASSETS  -  CLASS  A
$4,980,860    $1,152,926                $0                         $6,246,986
SHARES  OUTSTANDING  - CLASS A
   721,127 (1)    98,821 (1)             0(1)    (419,986)        416,466 (1)
NET  ASSET  VALUE  -  CLASS  A
     $6.91        $11.67            $15.00                         $15.00 (4)
MAXIMUM  SALES  CHARGE  -  CLASS  A
      0.34 (3)       N/A              0.75(3)                        0.75 (3)
OFFERING  PRICE  -  CLASS  A
     $7.25        $11.67            $15.75                             $15.75

NET  ASSETS  -  CLASS  B
   $83,114           N/A               N/A                                N/A
SHARES  OUTSTANDING  -  CLASS  B
    12,174 (1,2)     N/A               N/A                                N/A
NET  ASSET  VALUE  -  CLASS  B
     $6.83           N/A               N/A                                N/A

NET  ASSETS  -  CLASS  C
   $30,086           N/A               N/A                                N/A
SHARES  OUTSTANDING  -  CLASS  C
     4,330 (1,2)     N/A               N/A                                N/A
NET  ASSET  VALUE  -  CLASS  C
     $6.95           N/A               N/A                                N/A

(1) The proforma combined shares outstanding consists of 721,127 shares of the Calvert New Africa Fund Class A, 12,174 shares of Calvert New
Africa Class B, 4,330 shares of Calvert New Africa Fund Class C, 98,821 shares of The RISA Fund, and 416,466 shares issued to shareholders of the new combined entity, the Calvert South Africa Fund.

(2) The Calvert New Africa Fund's Class B & C shareholders exchanged into Class A of the Calvert South Africa Fund.

(3) The maximum sales charge for the Calvert New Africa Fund and the new Calvert South Africa Fund is 4.75%.

(4) The Calvert South Africa Fund's net asset value has been established at $15.00 per share.

N/A  -  Not  Applicable

See  Notes  to  Proforma  Financial  Statements.

     CALVERT  NEW  AFRICA  FUND
     THE  RISA  FUND
     CALVERT  SOUTH  AFRICA  FUND
     PROFORMA  STATEMENTS  OF  ASSETS  AND  LIABILITIES
     SEPTEMBER  30,  2000  (UNAUDITED)
Calvert          The          Calvert
New Africa       RISA     South Africa      Proforma        Proforma
  Fund           Fund          Fund      Adjustments        Combined
ASSETS
Investments in securities, at value -
$4,146,360   $882,018               $0             -      $5,028,378
(Cost  $5,186,009,  $966,129,  and  $0  respectively.
Foreign  Currency
         -          -                0             -               0
Cash     0          -                0             -               0
Receivable  for  securities  sold
    90,139          -                0             -          90,139
Interest and dividends receivable
    16,720      6,029                0             -          22,749
Receivable  for  shares  sold
       145          -                0             -             145
Receivable  from  Advisor
         -     116,963               0             -         116,963
Other  assets
    14,024          13               0             -          14,037
Deferred  offering  costs
         -           -               0             -               0
Total  assets
 4,267,388   1,005,023               0             -       5,272,411

LIABILITIES
Payable  for  securities  purchased
    11,035           -               0             -          11,035
Payable  to  Bank
    76,530           -               0             -          76,530
Payable for shares redeemed
     2,293           -               0             -           2,293
Payable  to  Calvert-Sloan  Advisors,  LLC
    13,915           -               0             -          13,915
Payable  to  Calvert  Shareholder  Services,  Inc.
       343           -               0             -             343
Payable  to  Calvert  Distributors  Inc.
       960           -               0             -             960
Accrued  expenses  and  other  liabilities
    19,086      54,000               0             -          73,086
Total  liabilities
   124,162      54,000               0             -         178,162
NET  ASSETS
$4,143,226    $951,023              $0             -      $5,094,249

NET  ASSETS
Paid-in capital applicable to the following shares of common stock, $0.01 par value with 250,000,000 shares authorized for  Calvert  New  Africa  Class  A,  B,  and  C  combined:
Class  A:  712,506  shares  outstanding,
$8,543,951
Class  B:  23,456  shares  outstanding,
178,578
Class  C:  3,713  shares  outstanding,
31,558
Paid-in  capital,  The  RISA  Fund,  91,217  shares  outstanding,
$0.001  par  value,  unlimited authorization
            $1,015,882
Paid-in  capital,  Calvert  South  Africa  Fund,  0  shares  outstanding
                                    $0             -      $9,769,969
Undistributed net investment income (loss)
 (5,354)        33,416               0             -          28,062
Accumulated  net  realized  gain  (loss)  on  investments
and  foreign  currencies
(3,551,863)    (14,032)              0             -     (3,565,895)
Net  unrealized  appreciation  (depreciation)  on  investments and  assets  and  liabilities  in  foreign currencies
(1,053,644)    (84,243)              0             -     (1,137,887)
NET  ASSETS
$4,143,226    $951,023              $0             -      $5,094,249


NET  ASSETS  -  CLASS  A
$3,993,075    $951,023              $0                    $5,094,249
SHARES  OUTSTANDING  -  CLASS A
   712,506 (1)  91,217 (1)           0 (1)   (491,275)   339,617 (1)
NET  ASSET  VALUE  - CLASS A
     $5.60      $10.43          $15.00                    $15.00 (4)
MAXIMUM  SALES CHARGE - CLASS A
      0.28 (3)     N/A            0.75 (3)                  0.75 (3)
OFFERING  PRICE  -  CLASS  A
     $5.88      $10.43          $15.75                        $15.75

NET  ASSETS  -  CLASS  B
  $129,285         N/A             N/A                           N/A
SHARES OUTSTANDING - CLASS B
    23,456 (1,2)   N/A             N/A                           N/A
NET  ASSET  VALUE  -  CLASS  B
     $5.51         N/A             N/A                           N/A

NET  ASSETS  -  CLASS  C
   $20,866         N/A             N/A                           N/A
SHARES  OUTSTANDING - CLASS C
     3,713 (1,2)   N/A             N/A                           N/A
NET  ASSET  VALUE  -  CLASS  C
     $5.62         N/A             N/A                           N/A

(1) The proforma combined shares outstanding consists of 712,506 shares of the Calvert New Africa Fund Class A, 23,456 shares of Calvert New
Africa Class B, 3,713 shares of Calvert New Africa Fund Class C, 91,217 shares of The RISA Fund, and 339,617 shares issued to shareholders of the new combined entity, the Calvert South Africa Fund.

(2) The Calvert New Africa Fund's Class B & C shareholders exchanged into Class A of the Calvert South Africa Fund.

(3) The maximum sales charge for the Calvert New Africa Fund and the new Calvert South Africa Fund is 4.75%.

(4) The Calvert South Africa Fund's net asset value has been established at $15.00 per share.

N/A  -  Not  Applicable

See  Notes  to  Proforma  Financial  Statements.

     CALVERT  NEW  AFRICA  FUND
     THE  RISA  FUND
     CALVERT  SOUTH  AFRICA  FUND
     PROFORMA  STATEMENTS  OF  OPERATIONS
     YEAR  ENDED  MARCH  31,  2000  (UNAUDITED)
Calvert        The     Calvert                                              The
New           RISA       South    Proforma    Proforma                     RISA
Africa        Fund**    Africa  Adjustments   Combined                     Fund
Fund*                    Fund
Investment  Income:
Dividend  income
 $258,071    $7,668         $0           -    $265,739                   $3,834
Interest  income
   11,081    17,240          0           -      28,321                    8,620
Total  investment  income
  269,152    24,908          0           0     294,060                   12,454

Expenses:                                              Basis  Dollars
                                                      Points
Investment  advisory  fee
   96,961     8,398          0     (30,432)1    74,927                    4,199
                                                         105   74,927
Interest
  108,102         -          0    (108,102)          0                        -
                                                           0        0
Administrative  Service  Fee
        0         0          0      14,272  2   14,272                        0
                                                          20   14,272
Transfer  agency  fees  and  expenses
   32,899     4,340          0         581      37,820                    2,170
                                                          53   37,820
Distribution  Plan  expenses:
Class  A
   15,918     1,680          0         242      17,840                      840
                                                          25   17,840
Class  B
      807         -          -        (807)          0                        -
                                                           0        0
Class  C
      161         -          -        (161)          0                        -
                                                           0        0
Insurance
        -    18,544          0     (18,544)          0                    9,272
                                                           0        0
Directors'  fees  and expenses
   27,692    11,522         0      (32,078)      7,136                    5,761
                                                          10    7,136
Accounting  fees
   18,100    23,322         0      (39,281)      2,141                   11,661
                                                           3    2,141
Custodian  fees
   34,681    27,158         0      (31,868)     29,971                   13,579
                                                          42   29,971
Registration  fees
   36,575    14,404         0        7,536      58,515                    7,202
                                                          82   58,515
Reports  to  shareholders
   11,988     7,682         0       (6,825)     12,845                    3,841
                                                          18   12,845
Professional  fees
   32,439    52,814         0      (74,549)     10,704                   26,407
                                                          15   10,704
Organizational  expenses
   14,068    39,006         0      (53,074)          0                   19,503
                                                           0        0
Miscellaneous
    4,173     7,202         0      (10,661)        714                    3,601
                                                           1      714
Total  expenses
  434,564   216,072         0     (383,753)    266,883                  108,036
                                                         374  266,883
                                                               266,883
Reimbursement  from  Advisor:
Class  A
  (79,017) (202,634)        0      188,210     (93,441)               (101,317)
                                                        -131   (93,441)
Class  B
  (11,173)        -         -       11,173            0                       -
                                                           0         0
Class  C
  (10,639)        -         -       10,639            0                       -
                                                           0         0
Fees  paid  indirectly
  (12,885)        -         0            0      (12,885)                      -
                                                         -18   (12,885)
Net  expenses
  320,850    13,438         0     (173,730)     160,558                   6,719
                                                         225   160,558
                                                                 160,558
NET  INVESTMENT  INCOME  (LOSS)
  (51,698)   11,470         0      173,730      133,502                   5,735

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
Net  realized  gain  (loss)  on:
Investments
(1,081,308)  48,953         0            -   (1,032,355)                 48,953
Foreign  currency  transactions
   (50,849)  (9,386)        0            -      (60,235)                (9,386)
(1,132,157)  39,567         0            0   (1,092,590)                 39,567

Change  in  unrealized  appreciation  or  (depreciation)  on:
Investments  and  foreign  currencies
(1,125,362) (25,795)        0            -   (1,151,157)               (25,795)
Assets  and  liabilities  denominated  in  foreign  currencies
    (9,005)  (1,581)        0            -      (10,586)                (1,581)
(1,134,367) (27,376)        0            0   (1,161,743)               (27,376)

NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
(2,266,524)  12,191         0            -   (2,254,333)                 12,191

INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS
($2,318,222) $23,661       $0            -  ($2,294,561)                $17,926


AVERAGE NET ASSETS - CLASS A
  6,367,264  671,840        0            -    7,135,918                 671,840
RATIO  OF  TOTAL  EXP  TO  AVG N/A - CLASS A
      6.39%    32.16%    0.00%           -         3.74%                 32.16%
RATIO  OF  NET  EXP  TO  AVG  N/A  -  CLASS A
      4.95%     2.00%    0.00%           -         2.25%  3               2.00%

AVERAGE  NET  ASSETS  -  CLASS  B
    80,729       N/A      N/A            -          N/A
RATIO  OF  TOTAL  EXP  TO  AVG  N/A  - CLASS B
     19.74%      N/A      N/A            -          N/A
RATIO  OF  NET  EXP  TO  AVG  N/A  -  CLASS  B
      5.70%      N/A      N/A            -          N/A

AVERAGE  NET  ASSETS  -  CLASS  C
    16,086       N/A      N/A            -          N/A
RATIO  OF  TOTAL  EXP  TO  AVG  N/A  - CLASS C
     72.04%      N/A      N/A            -          N/A
RATIO  OF  NET  EXP  TO  AVG  N/A  -  CLASS  C
      5.70%      N/A      N/A            -          N/A

*  For  the  year  ended  March  31,  2000.
** For the period from the commencement of operations October 1, 1999 through March 31, 2000. Since the Fund has only six months of operations, the income and expense amounts have been restated to reflect the results that could have been expected for one year.

1 To reflect the change in Investment Advisory Fees. The Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 1.05% of the Fund's average daily net assets.

2 To reflect an administrative service fee of 0.20% of the Fund's average daily net assets.

3 The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on April 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

See  Notes  to  Proforma  Financial  Statements.

     CALVERT  NEW  AFRICA  FUND
     THE  RISA  FUND
     CALVERT  SOUTH  AFRICA  FUND
     PROFORMA  STATEMENTS  OF  OPERATIONS
     SIX  MONTHS  ENDED  SEPTEMBER  30,  2000  (UNAUDITED)

Calvert       The    Calvert                                                The
New          RISA     South   Proforma   Proforma        The      The       RISA
Africa       Fund**  Africa                              RISA    RISA       Fund
Fund*                Fund   Adjustments  Combined        Fund    Fund    Squeeze
NET  INVESTMENT  INCOME
Investment  Income:
Dividend  income
  $77,189  $11,308     $0        -      $88,497         $3,834  $15,142  $11,308
Interest  income
      617    4,557      0        -        5,174          8,620   13,177    4,557
Total  investment  income
  77,806    15,865      0        0       93,671         12,454   28,319   15,865
Expenses:                                     Basis
                                             Points Dollars
Investment  advisory  fee
  32,203     5,942      0    (10,550) 1  27,595          4,199   10,141    5,942
                                               105  27,595
Interest
   1,264         -      0     (1,264)         0              -        -        -
                                                 0       0
Administrative  Service  Fee
       0         0      0      5,256 2    5,256              0        0        0
                                                20   5,256
Transfer  agency  fees  and  expenses
  14,438    29,021      0    (29,530)    13,929          2,170   31,191   29,021
                                                53  13,929
Distribution  Plan  expenses:
Class  A
   5,215     1,188      0        167      6,570            840    2,028    1,188
                                                25   6,570
Class  B
     514         -      -       (514)         0              -        -        -
                                                 0       0
Class  C
      94         -      -        (94)         0              -        -        -
                                                 0       0
Insurance
       0    19,312      0    (19,312)         0              -   19,312   19,312
                                                 0       0
Directors'  fees  and  expenses
  10,859     4,239      0    (12,470)     2,628          5,761   10,000    4,239
                                                10   2,628
Accounting  fees
   5,981   102,339      0   (107,532)       788         11,661  114,000  102,339
                                                 3     788
Custodian  fees
  26,088    (8,176)     0     (6,874)    11,038         13,579    5,403  (8,176)
                                                42  11,038
Registration  fees
  14,540    (1,184)     0      8,194     21,550          7,202    6,018  (1,184)
                                                82  21,550
Reports  to  shareholders
   4,450     1,186      0       (905)     4,731          3,841    5,027    1,186
                                                18   4,731
Professional  fees
   7,102     6,627      0     (9,787)     3,942         26,407   33,034    6,627
                                                15   3,942
Organizational  expenses
       -    20,467      0    (20,467)         0         19,503   39,970   20,467
                                                 0       0
Miscellaneous
     870    (3,560)     0      2,953        263         12,873    9,313  (3,560)
                                                 1     263
Total  expenses
 123,618   177,401      0   (202,728)    98,291        108,036  285,437  177,401
                                               374  98,291
                                                     196,044
Reimbursement  from  Advisor:
Class  A
 (29,637)  (60,653)     0     63,104    (27,186)      (101,317)(161,970)(60,653)
                                              -131 (27,186)
Class  B
  (5,077)        -      -      5,077          0              -        -        -
                                                 0       0
Class  C
  (4,869)        -      -      4,869          0              -        -        -
                                                 0       0
Fee  waivers
       -  (107,241)     0    107,241          0             - (107,241)(107,241)
                                                 0       0
Fees  paid  indirectly
 (11,973)        -      0          0    (11,973)             -        -        0
                                               -18 (11,973)
Net  expenses
  72,062     9,507      0    (22,437)    59,132          6,719   16,226    9,507
                                               225  59,132
                                                       117,941

NET  INVESTMENT  INCOME  (LOSS)
   5,744     6,358      0     22,437     34,539          5,735   12,093    6,358

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
Net  realized  gain  (loss)  on:
Investments
(498,005)  (62,985)     0          -   (560,990)        48,953 (14,032) (62,985)
Foreign  currency  transactions
 (68,923)   (9,261)     0          -    (78,184)        (9,386)(18,647)  (9,261)
(566,928)  (72,246)     0          0   (639,174)        39,567 (32,679) (72,246)

Change  in  unrealized  appreciation  or  (depreciation)  on:
Investments  and  foreign  currencies
(401,672)  (58,316)     0          -   (459,988)       (25,795) (84,111)(58,316)
Assets  and  liabilities  denominated  in  foreign  currencies
   9,668     1,449      0          -     11,117         (1,581)    (132)   1,449
(392,004)  (56,867)     0          0   (448,871)       (27,376) (84,243)(56,867)

NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
(958,932) (129,113)     0          - (1,088,045)        12,191(116,922)(129,113)

INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS
($953,188)($122,755)   $0          - ($1,075,943)      $17,926($104,829)
                                                                      ($122,755)


AVERAGE NET ASSETS - CLASS A
4,172,091   948,122     0          -   5,241,823       671,840  811,280  948,122
RATIO  OF  TOTAL EXP TO AVG N/A - CLASS A
  5.30%(a) 37.32%(a)  0.00% (a)     -      3.74% (a)    32.16%   35.18%   37.32%
RATIO  OF  NET  EXP  TO  AVG N/A - CLASS A
  3.33%(a)  2.00%(a)  0.00% (a)     -      2.25% (a)12   2.00%    2.00%    2.00%

AVERAGE  NET  ASSETS  -  CLASS B
 102,746      N/A        N/A        -       N/A
RATIO  OF  TOTAL  EXP  TO AVG N/A - CLASS B
   14.49%(a)  N/A        N/A        -       N/A
RATIO  OF  NET  EXP  TO  AVG  N/A  - CLASS B
    4.08%(a)  N/A        N/A        -       N/A

AVERAGE  NET  ASSETS  -  CLASS  C
  18,864      N/A        N/A        -       N/A
RATIO  OF  TOTAL  EXP  TO AVG N/A - CLASS C
   56.13%(a)  N/A        N/A        -       N/A
 RATIO  OF  NET  EXP  TO  AVG  N/A  - CLASS C
    4.08%(a) N/A         N/A        -       N/A

(a)  Annualized
*  For  the  six  months  ended  September  30,  2000.
** For the six months ended September 30, 2000. For comparative purposes, the period used is the six month interim period from April 1, 2000 through September 30, 2000.

1 To reflect the change in Investment Advisory Fees. The Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 1.05% of the Fund's average daily net assets.

2 To reflect an administrative service fee of 0.20% of the Fund's average daily net assets.

3 The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on April 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

See  Notes  to  Proforma  Financial  Statements.

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
MARCH  31,  2000  (UNAUDITED)

    CALVERT  NEW
    AFRICA  FUND    THE RISA
                    FUND           CALVERT
                                SOUTH AFRICA
                                    FUND          PROFORMA
                                                 ADJUSTMENTS      TOTAL  TOTAL
   SHARES   VALUE  SHARES  VALUE  SHARES  VALUE  SHARES VALUE     SHARES VALUE

EQUITY SECURITIES - 66.8%

Botswana  -  0.0%
Sechaba  Brewery

   163,300  $161,863          -     -         (163,300) ($161,863)

Sefalana  Holdings  Co.

   105,300   106,548          -     -         (105,300) (106,548)
             268,411               -               -    (268,411)


Egypt  -  0.0%
Al-Ahram  Beverages  Co.*

   4,800   85,920          -     -            (4,800)     (85,920)
Commercial  International  Co.

  8,150    96,791                             (8,150)     (96,791)
Egyptian  Company  for  Mobile  Service  (MobiNil)*

  5,000    241,894                            (5,000)     (241,894)
Egyptian  Starch  &  Glucose  Manufacturing  Co.

    125    868                                (125)       (868)
Media  Productions  Co.*

    1,700  35,177          -     -            (1,700)     (35,177)
MISR  Duty  Free Shop Co.

    13,675 39,974                             (13,675)    (39,974)
Orascom  Construction*

    3,650  51,603                             (3,650)     (51,603)
          552,227               -               -        (552,227)

Ghana  -  0.0%
Ashanti  Goldfields  Limited  (GDR)*

    10,201 21,677                             (10,201)   (21,677)
Guinness  Ghana

    339,900 81,002                            (339,900)  (81,002)
Social  Security  Bank

    218,700 106,800                           (218,700)  (106,800)
            209,479               -               -      (209,479)

Ivory  Coast  -  0.0%
Societe  National  des  Telecommunication

    3,100   119,720                             (3,100)  (119,720)


Kenya  -  0.0%
Kenya  Power  &  Lighting  Co.

   71,734   84,336                             (71,734)  (84,336)
Uchumi  Supermarkets

   114,192  65,983                             (114,192) (65,983)
           150,319                                      (150,319)

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
MARCH  31,  2000  (UNAUDITED)

    CALVERT  NEW
    AFRICA  FUND    THE RISA
                    FUND           CALVERT
                                SOUTH AFRICA
                                    FUND          PROFORMA
                                                 ADJUSTMENTS      TOTAL  TOTAL
   SHARES   VALUE  SHARES  VALUE  SHARES  VALUE  SHARES VALUE     SHARES VALUE

EQUITY  SECURITIES  (CONT'D)

South  Africa  -  66.8%
Adcorp Holdings, Ltd.

                      8000  30,680                                8,000   30,680
African  Bank  Investments,  Ltd.*

                      14000 29,625                                14,000  29,625
African  Life  Assurance  Co.,  Ltd.

                     6200   36,234                                6,200   36,234
Alexander  Forbes,  Ltd.

                     38,000 89,121                                38,000  89,121
Anglo  American  Platnum

  3,900  103,833                                                 3,900   103,833
AngloGold,  Ltd.

  900    43,103                                                   900     43,103
Avis Southern Africa, Ltd.

                     17500  20,989                                17,500  20,989
Billiton,  Plc.

  71,700  337,902                                                71,700  337,902
Capital  Alliance  Holdings,  Ltd.

          -         30,000  61,879                                30,000  61,879
City  Lodge Hotels

  1       1                                                        1       1
Comparex  Holdings,  Ltd.

                   25,000  44,499                                 25,000  44,499
DataTec,  Ltd.*

  10,600  188,142  2,500  44,308                                 13,100  232,450
De  Beers  Centenary

  12,800  299,656  1,500  35,065                                 14,300  334,721
Dimension  Data  Holdings,  Ltd.

  34,779  310,246  6,000  53,262                                 40,779  363,508
FirstRand,  Ltd.

  205,300 248,163                                               205,300  248,163
Fusion Capital*

  1,053,900 161,258                                           1,053,900  161,258
Gray  Securities,  Ltd.

                  95,000  27,578                               95,000     27,578
Greenwich  Group,  Ltd.

                 31,400  8,396                                  31,400     8,396
Hosken  Consolidated  Investmens,  Ltd.*

                 35,000  39,572          -     -               35,000     39,572
Impala  Platinum  Holdings,  Ltd.

                 1,500   52,024                                1,500      52,024
Imperial  Holdings, Ltd.

  18,396  157,628                                             18,396     157,628
La  Retail  Stores,  Ltd.

                 22,000  15,697                                22,000     15,697
M  Cell  Warrants

  43,200  237,962                                             43,200     237,962
Metro  Cash  and  Carry,  Ltd.

  60,400  52,216                                               60,400     52,216
Metropolitan  Life,  Ltd.

                70,000  88,769                                 70,000     88,769
Moneyweb  Holdings, Ltd.

                200,000  29,030                                200,000    29,030
Mossie  Holdings*

  25  154,540                                                  25        154,540
Naspers, Ltd. (N shares)

  18,800  229,840                                             18,800     229,840
Old  Mutual,  Plc.

                22,000  51,932                                 22,000     51,932
Prism  Holdings,  Ltd.*

  17,900  22,459                                               17,900     22,459
Profurn,  Ltd.

                75,000  51,910                                 75,000     51,910
Rebhold,  Ltd.

  36,700  98,552                                               36,700     98,552
Rembrandt  Group,  Ltd.

  11,900  105,608                                             11,900     105,608
Sanlam,  Ltd.

  80,500  102,357                                             80,500     102,357
Sappi,  Ltd.

  21,200  164,137                                             21,200     164,137
Standard Bank Investment

  58,200  240,441                                             58,200     240,441
Tempora Investments, Ltd.

               10,000  49,656                                 10,000      49,656
Woolworths  Holdings,  Ltd.

               100,000  56,531                                100,000     56,531
       3,258,044       916,757               -                         4,174,801
                                                                    66.83%  66.8

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
MARCH  31,  2000  (UNAUDITED)

    CALVERT  NEW
    AFRICA  FUND    THE RISA
                    FUND           CALVERT
                                SOUTH AFRICA
                                    FUND          PROFORMA
                                                 ADJUSTMENTS      TOTAL  TOTAL
   SHARES   VALUE  SHARES  VALUE  SHARES  VALUE  SHARES VALUE     SHARES VALUE
EQUITY  SECURITIES  (CONT'D)

UNITED  KINGDOM  -  0.0%
African  Lakes  Corporation, Plc.*

  127,141  228,736                              (127,141) (228,736)
Old Mutual, Plc.*

  121,100  286,282                              (121,100) (286,282)
           515,018                                        (515,018)

UNITED  STATES  -  0.0%
African  Church*

  250,000  0                                     (250,000) 0


ZIMBABWE  -  0.0%
Econet  Wireless  Holdings,  Ltd.

  135,700 55,061                                 (135,700) (55,061)

     Total  Equity  Investments  (Identified Cost $4,370,098)

          5,128,279  916,757               -             (1,870,235)


CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
MARCH  31,  2000  (UNAUDITED)

    CALVERT  NEW
    AFRICA  FUND    THE RISA
                    FUND           CALVERT
                                SOUTH AFRICA
                                    FUND          PROFORMA
                                                 ADJUSTMENTS      TOTAL  TOTAL
   SHARES   VALUE  SHARES  VALUE  SHARES  VALUE  SHARES VALUE     SHARES VALUE

REPURCHASE AGREEMENTS - 2.8%

   PRINCIPAL       PRINCIPAL     PRINCIPAL      PRINCIPAL        PRINCIPAL
            VALUE           VALUE         VALUE          VALUE           VALUE
PNC  Bank
     PNC Bank $175,000 at 4.85% (Agreement dated 3/28/00 to be repurchased at $175,165.03 on 4/4/00, collateralized by $175,000 Treasury Note, 5.75% due 4/30/03)(Value $179,124)

                   $175,000 $175,000                           $175,000 $175,000
                                                                           2.80%

     Total  Repurchase  Agreements  (Identified  Cost  $175,000

                             175,000                                     175,000
                                                                           2.80%

     Total  Investments    69.6%  (Cost  $4,545,098)

           5,128,279        1,091,757                   (1,870,235)    4,349,801
                                                                          69.63%
     Other  assets  and  liabilities,  net    30.4%

          (34,219)          61,169               0       1,870,235     1,897,185
                                                                          30.37%
     Total  Net  Assets  -  100.0%

          $5,094,060        $1,152,926          $0       $0 #         $6,246,986
                                                                         100.00%

* Non-income producing security as no dividends were paid during the period from April 1, 1999 to March 31, 2000.

# Current holdings of the Calvert New Africa Fund and RISA Fund may not qualifyas "New South Africa Companies" pursuant to the investment policies of the Calvert South Afica Fund.

See  notes  to  Proforma  Financial  Statements.

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
PROFORMA  PORTFOLIO  OF  INVESTMENTS
MARCH  31,  2000  (UNAUDITED)


  CALVERT                    CALVERT
  NEW  AFRICA     THE RISA    SOUTH AFRICA     PROFORMA
     FUND          FUND          FUND         ADJUSTMENTS  TOTAL  TOTAL
 SHARES VALUE    SHARES VALUE  SHARES VALUE  SHARES VALUE  SHARES VALUE

EQUITY  SECURITIES  -  66.8%
Botswana  -  0.0%
Sechaba  Brewery

  163,300 $161,863                           (163,300) ($161,863)
Sefalana  Holdings  Co.
  105,300  106,548                           (105,300) (106,548)
           268,411               -               -     (268,411)

Egypt  -  0.0%
Al-Ahram  Beverages  Co.*
  4,800  85,920                              (4,800)   (85,920)

Commercial  International  Co.
  8,150  96,791                              (8,150)   (96,791)

Egyptian  Company  for  Mobile  Service  (MobiNil)*
  5,000  241,894                             (5,000)   (241,894)

Egyptian  Starch  &  Glucose  Manufacturing  Co.
  125   868                                  (125)     (868)

Media  Productions  Co.*
  1,700 35,177                               (1,700)   (35,177)

MISR  Duty  Free Shop Co.
  13,675 39,974                              (13,675)  (39,974)

Orascom  Construction*
  3,650  51,603                              (3,650)   (51,603)
         552,227               -               -       (552,227)

Ghana  -  0.0%
Ashanti  Goldfields  Limited  (GDR)*
  10,201 21,677                              (10,201)  (21,677)

Guinness  Ghana
  339,900 81,002                             (339,900) (81,002)

Social  Security  Bank
  218,700 106,800                            (218,700) (106,800)
          209,479               -               -      (209,479)

Ivory  Coast  -  0.0%
Societe  National  des  Telecommunication
  3,100  119,720                             (3,100)   (119,720)

Kenya  -  0.0%
Kenya  Power  &  Lighting  Co.
  71,734 84,336                              (71,734)  (84,336)

Uchumi  Supermarkets
  114,192 65,983                             (114,192) (65,983)
          150,319               -               -      (150,319)

  CALVERT                    CALVERT
  NEW  AFRICA     THE RISA    SOUTH AFRICA     PROFORMA
     FUND          FUND          FUND         ADJUSTMENTS  TOTAL  TOTAL
 SHARES VALUE    SHARES VALUE  SHARES VALUE  SHARES VALUE  SHARES VALUE
EQUITY  SECURITIES  (CONT'D)

South  Africa  -  66.8%
Adcorp Holdings, Ltd.
                 8000  30,680                              8,000  30,680

African  Bank  Investments,  Ltd.*
                 14000 29,625                              14,000 29,625

African  Life  Assurance  Co.,  Ltd.
                 6200 36,234                               6,200  36,234

Alexander  Forbes,  Ltd.
                 38,000 89,121                             38,000 89,121

Anglo  American  Platnum
  3,900  103,833                                           3,900  103,833

AngloGold,  Ltd.
  900   43,103                                             900    43,103

Avis Southern Africa, Ltd.
          -      17500  20,989                             17,500 20,989

Billiton,  Plc.
  71,700 337,902                                           71,700 337,902

Capital  Alliance  Holdings,  Ltd.
                 30,000 61,879                             30,000 61,879

City  Lodge Hotels
  1     1                                                  1      1

Comparex  Holdings,  Ltd.
                 25,000 44,499                             25,000  44,499

DataTec,  Ltd.*
  10,600 188,142  2,500 44,308                             13,100  232,450

De  Beers  Centenary
  12,800 299,656  1,500 35,065                             14,300  334,721

Dimension  Data  Holdings,  Ltd.
  34,779 310,246  6,000 53,262                             40,779  363,508

FirstRand,  Ltd.
  205,300 248,163                                          205,300 248,163

Fusion Capital*
  1,053,900 161,258                                        1,053,900 161,258

Gray  Securities,  Ltd.
                  95,000 27,578                            95,000    27,578

Greenwich  Group,  Ltd.
                  31,400 8,396                             31,400    8,396

Hosken  Consolidated  Investmens,  Ltd.*
                  35,000 39,572                            35,000    39,572

Impala  Platinum  Holdings,  Ltd.
                  1,500  52,024                            1,500     52,024

Imperial  Holdings, Ltd.
  18,396 157,628                                           18,396    157,628

La  Retail  Stores,  Ltd.
                  22,000  15,697                           22,000    15,697

M  Cell  Warrants
  43,200  237,962                                          43,200    237,962

Metro  Cash  and  Carry,  Ltd.
  60,400 52,216                                            60,400    52,216

Metropolitan  Life,  Ltd.
                  70,000  88,769                           70,000    88,769

Moneyweb  Holdings, Ltd.
                  200,000 29,030                           200,000   29,030

Mossie  Holdings*
  25  154,540                                              25        154,540

Naspers, Ltd. (N shares)
  18,800 229,840                                           18,800    229,840

Old  Mutual,  Plc.
                 22,000   51,932                           22,000    51,932

Prism  Holdings,  Ltd.*
  17,900  22,459                                           17,900    22,459

Profurn,  Ltd.
                75,000    51,910                           75,000    51,910

Rebhold,  Ltd.
  36,700  98,552                                           36,700    98,552

Rembrandt  Group,  Ltd.
  11,900  105,608                                          11,900    105,608

Sanlam,  Ltd.
  80,500  102,357                                          80,500    102,357

Sappi,  Ltd.
  21,200  164,137                                          21,200    164,137

Standard Bank Investment
  58,200  240,441                                          58,200    240,441

Tempora Investments, Ltd.
                10,000   49,656                            10,000    49,656

Woolworths  Holdings,  Ltd.
                100,000  56,531                            100,000   56,531
  3,258,044             916,757                                     4,174,801
                                                                       66.83%

  CALVERT                    CALVERT
  NEW  AFRICA     THE RISA    SOUTH AFRICA     PROFORMA
     FUND          FUND          FUND         ADJUSTMENTS  TOTAL  TOTAL
 SHARES VALUE    SHARES VALUE  SHARES VALUE  SHARES VALUE  SHARES VALUE
EQUITY  SECURITIES  (CONT'D)

UNITED  KINGDOM  -  0.0%
African  Lakes  Corporation, Plc.*
  127,141 228,736                            (127,141) (228,736)

Old Mutual, Plc.*
  121,100 286,282                            (121,100) (286,282)
          515,018               -               -      (515,018)

UNITED  STATES  -  0.0%
African  Church*
  250,000 0                                  (250,000)  0

ZIMBABWE  -  0.0%
Econet  Wireless  Holdings,  Ltd.
  135,700 55,061                             (135,700)  (55,061)

     Total  Equity  Investments  (Identified Cost $4,370,098)
          5,128,279      916,757               -        (1,870,235)

REPURCHASE  AGREEMENTS  -  2.8%

  PRINCIPAL     PRINCIPAL    PRINCIPAL    PRINCIPAL    PRINCIPAL
         VALUE        VALUE        VALUE        VALUE         VALUE

PNC  Bank
     PNC Bank $175,000 at 4.85% (Agreement dated 3/28/00 to be repurchased at $175,165.03 on 4/4/00, collateralized by $175,000 Treasury Note, 5.75% due 4/30/03)(Value $179,124)
                $175,000 $175,000                       $175,000 $175,000
                                                                    2.80%

     Total  Repurchase  Agreements  (Identified  Cost  $175,000)
                 175,000                                           175,000
                                                                     2.80%

     Total  Investments  -  69.6%  (Cost  $4,545,098)
         5,128,279      1,091,757              (1,870,235)       4,349,801
                                                                    69.63%

     Other  assets  and  liabilities,  net  -  30.4%
        (34,219)        61,169     0           1,870,235         1,897,185
                                                                    30.37%

     Total  Net  Assets  -  100.0%
        $5,094,060      $1,152,926 $0          $0 #             $6,246,986
                                                                   100.00%

* Non-income producing security as no dividends were paid during the period from April 1, 1999 to March 31, 2000.

# Current holdings of the Calvert New Africa Fund and RISA Fund may not qualify as "New South Africa Companies" pursuant to the investment policies of the Calvert South Africa Fund.

See notes to Proforma Financial Statements.

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
NOTES  TO  PROFORMA  FINANCIAL  STATEMENTS
MARCH  31,  2000  (UNAUDITED)



NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES

General: The proforma schedule of statements of assets and liabilities gives the effect of the proposed combination of the Funds. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Funds on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Funds would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets and the assumption of certain identified liabilities of the Calvert New Africa Fund and The RISA Fund in exchange for like shares of the Calvert South Africa Fund. Following the transfer, Calvert South Africa Fund shares will be distributed to the respective shareholders of the Calvert New Africa Fund and The RISA Fund in liquidation of both Calvert New Africa Fund and The RISA Fund and both of these Funds would then be dissolved. As a result of the proposed transaction, each shareholder of the Calvert New Africa Fund and The RISA Fund will receive that number of full and fractional Calvert South Africa Fund shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Calvert South Africa Fund.

The RISA Fund constitutes the surviving entity for financial reporting purposes, therefore it is deemed the "accounting survivor" for the merger.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign security prices, furnished by quotation services in the securities local currency, are translated using the current U.S. dollar exchange rate. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might be ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium on recorded on an accrual basis.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange of the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.


NOTE  B  -  RELATED  PARTY  TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with Calvert Asset Management Company, Inc. Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor is entitled to receive an annual fee, payable monthly, of 1.05% of the Fund's average daily net assets.

The Advisor will utilize the services of two Subadvisors, RISA Investment Advisers, LLC and African Harvest Proprietary Asset Managers Limited. The Advisor will pay each Subadvisor from its fee, 0.40% of the Fund's average daily net assets.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002. The contractual expense cap is 2.25%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary expenses and capital items.

The Fund has entered into an Administrative Services Agreement with Calvert Administrative Services Company. Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund. CASC is entitled to receive an annual fee, payable monthly, of 0.20% of the Fund's average daily net assets.

The Fund has entered into a Distribution Agreement with Calvert Distributors Inc. ("CDI"), an affiliate of the Advisor, and BOE Securities, Inc. ("BOE"). Pursuant to the Distribution Agreement, CDI and BOE are entitled to receive a combined fee of 0.25% of the Fund's average daily net assets.

The Fund has entered into a Shareholder Servicing Agreement with Calvert Shareholder Services, Inc. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor is the shareholder servicing agent of the Fund. National Financial Data Services, Inc. ("NFDS") is the transfer and dividend disbursing agent. For its services, CSSI is entitled to receive a fee of $3.91 per shareholder account and $0.45 per transaction.

1

CALVERT  NEW  AFRICA  FUND
THE  RISA  FUND
CALVERT  SOUTH  AFRICA  FUND
NOTES  TO  PROFORMA  FINANCIAL  STATEMENTS
SEPTEMBER  30,  2000  (UNAUDITED)



NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES

General: The proforma schedule of statements of assets and liabilities gives the effect of the proposed combination of the Funds. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Funds on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Funds would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets and the assumption of certain identified liabilities of the Calvert New Africa Fund and The RISA Fund in exchange for like shares of the Calvert South Africa Fund. Following the transfer, Calvert South Africa Fund shares will be distributed to the respective shareholders of the Calvert New Africa Fund and The RISA Fund in liquidation of both Calvert New Africa Fund and The RISA Fund and both of these Funds would then be dissolved. As a result of the proposed transaction, each shareholder of the Calvert New Africa Fund and The RISA Fund will receive that number of full and fractional Calvert South Africa Fund shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Calvert South Africa Fund.

The RISA Fund constitutes the surviving entity for financial reporting purposes, therefore it is deemed the "accounting survivor" for the merger.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign security prices, furnished by quotation services in the securities local currency, are translated using the current U.S. dollar exchange rate. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might be ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium on recorded on an accrual basis.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange of the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.


NOTE  B  -  RELATED  PARTY  TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with Calvert Asset Management Company, Inc. Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor is entitled to receive an annual fee, payable monthly, of 1.05% of the Fund's average daily net assets.

The Advisor will utilize the services of two Subadvisors, RISA Investment Advisers, LLC and African Harvest Proprietary Asset Managers Limited. The Advisor will pay each Subadvisor from its fee, 0.40% of the Fund's average daily net assets.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002. The contractual expense cap is 2.25%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary expenses and capital items.

The Fund has entered into an Administrative Services Agreement with Calvert Administrative Services Company. Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund. CASC is entitled to receive an annual fee, payable monthly, of 0.20% of the Fund's average daily net assets.

The Fund has entered into a Distribution Agreement with Calvert Distributors Inc. ("CDI"), an affiliate of the Advisor, and BOE Securities, Inc. ("BOE"). Pursuant to the Distribution Agreement, CDI and BOE are entitled to receive a combined fee of 0.25% of the Fund's average daily net assets.

The Fund has entered into a Shareholder Servicing Agreement with Calvert Shareholder Services, Inc. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor is the shareholder servicing agent of the Fund. National Financial Data Services, Inc. ("NFDS") is the transfer and dividend disbursing agent. For its services, CSSI is entitled to receive a fee of $3.91 per shareholder account and $0.45 per transaction.

1

                         NOTES TO PORTFOLIO ADJUSTMENTS


1 To reflect the change in Investment Advisory Fees. The Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 1.05% of the Fund's average daily net assets.

2  To  eliminate costs not expected to be incurred for the upcoming fiscal year.

3 To reflect an Administrative Service Fee of 0.20% of the Fund's average daily net assets.

4  To  reflect  the  expected  Transfer  Agency  fees  for  the  new  Fund.

5 To reflect the Distribution Plan Expenses of 0.25% of the Fund's average daily net assets and to eliminate Calvert New Africa Fund's Class B & C amounts.

6 To reflect Insurance Costs expected to be incurred for the new Fund. Insurance Expenses for the new Fund are categorized in the miscellaneous expense caption.

7 To reflect the expected Director's fees and expenses for the new Fund. The fee is based upon four independent "disinterested" directors receiving a $5,000 annual retainer fee that is allocated to each of the funds in the series served.

8 To reflect the Accounting Fees expected to be incurred in the new Fund. The RISA Fund had an arrangement with its service provider that charged an annual rate of .135% of the Fund's average daily net assets, or a minimum fee of $114,000, whichever was greater. For the period of October 1, 1999 (commencement of operations) through March 31, 2000, the service provider's minimum fee was $52,250, of which $40,589 was waived.

9 To reflect the expected custodian fees for the new Fund. The Fund has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

10 To reflect the expected Professional Fees for the new Fund. Audit fees for new funds are limited to $6,000 for the first year.

11 To eliminate Organization and Offering Expenses not applicable to the new Fund. These costs have been completely amortized.

12 The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002. The contractual expense cap is 2.25%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary expenses and capital items.

13 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

1

                         NOTES TO PORTFOLIO ADJUSTMENTS


1 To reflect the change in Investment Advisory Fees. The Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 1.05% of the Fund's average daily net assets.

2  To  eliminate costs not expected to be incurred for the upcoming fiscal year.

3 To reflect an Administrative Service Fee of 0.20% of the Fund's average daily net assets.

4  To  reflect  the  expected  Transfer  Agency  fees  for  the  new  Fund.

5 To reflect the Distribution Plan Expenses of 0.25% of the Fund's average daily net assets and to eliminate Calvert New Africa Fund's Class B & C amounts.

6 To reflect Insurance Costs expected to be incurred for the new Fund. Insurance Expenses for the new Fund are categorized in the miscellaneous expense caption.

7 To reflect the expected Director's fees and expenses for the new Fund. The fee is based upon four independent "disinterested" directors receiving a $5,000 annual retainer fee that is allocated to each of the funds in the series served.

8 To reflect the Accounting Fees expected to be incurred in the new Fund. The RISA Fund had an arrangement with its service provider that charged an annual rate of .135% of the Fund's average daily net assets, or a minimum fee of $114,000, whichever was greater. For the period of October 1, 1999 (commencement of operations) through September 30, 2000, $74,100 of these fees have been waived.

9 To reflect the expected custodian fees for the new Fund. The Fund has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

10 To reflect the expected Professional Fees for the new Fund. Audit fees for new funds are limited to $6,000 for the first year.

11 To eliminate Organization and Offering Expenses not applicable to the new Fund. These costs have been completely amortized.

12 The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2002. The contractual expense cap is 2.25%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary expenses and capital items.

13 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

                            PART C. OTHER INFORMATION


Item  15.  Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item  16.  Exhibits

1.  Articles of Incorporation filed herewith.

2.  By-Laws  filed herewith.

3.  Inapplicable.

4. Agreement and Plan of Reorganization filed as Exhibit A to the Form N-14 filed herewith.

5.  Specimen  Stock  Certificate (inapplicable).

6.  Investment  Advisory  Agreement filed herewith.

    Draft Investment Sub-advisory Agreement filed herewith.

7.  Underwriting  Agreement  filed herewith.

8.  Directors'  Deferred  Compensation  Agreement  filed herewith.

9.  Custodial  Contract filed herewith.

10.  Plan  of  Distribution  filed herewith.

11.  Draft  Opinion  of  Counsel,  filed  herewith.

12. Draft Opinion and Consent of Counsel on Tax Matters, filed herewith.

13.  Transfer  Agency  Contract  filed herewith.

14.  Draft  Consent  of  Independent  Auditors,  filed  herewith

15.  Inapplicable.

16.  Copies of Power of Attorney Forms filed herewith.

17.  (a) Code of Ethics filed herewith.

     (b) 18F-3 Multiple Class Plan filed herewith.

Item  17.  Undertakings:

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoccurring prospectus will contain the information called for by the applicable registration form for re offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant by the undersigned, thereto duly authorized in the City of Bethesda, and the State of Maryland on the @1st day of December, 2000.

                                           CALVERT IMPACT FUND, INC.


                                       by: /s/ Barbara J. Krumsiek
                                           Barbara J. Krumsiek, President


                                   SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement for Calvert Impact Fund, Inc. has been signed below by the following persons in the capacities indicated on December 19, 2000.


     **               Director               12/19/00
Rebecca  L.  Adamson


     **               Director               12/19/00
Miles  Douglas  Harper,  III


     **               Director               12/19/00

Joy  V.  Jones


     **               Director               12/19/00

Barbara  J.  Krumsiek


     **               Director               12/19/00
D.  Wayne  Silby


**  Signed  by  Ivy Wafford Duke pursuant  to  power  of  attorney.
/s/Ivy Wafford Duke